NAVELLIER PERFORMANCE FUNDS







                                  ANNUAL REPORT

                                        December 31, 2002



                          [IMAGE OF HEAD AND NUMBERS]






Aggressive Growth Portfolio
Mid Cap Growth Portfolio
Aggressive Micro Cap Portfolio
Small Cap Value Portfolio
Large Cap Growth Portfolio
Large Cap Value Portfolio

                                                                [NAVELLIER LOGO]

                                                ANNUAL REPORT, December 31, 2002
                                                     NAVELLIER PERFORMANCE FUNDS
                                                     1 East Liberty, Third Floor
                                                                  Reno, NV 89501
                                                                  (800) 887-8671

--------------------------------------------------------------------------------

                                                                January 30, 2003

Dear Shareholder,

      The U.S. equity markets experienced another difficult year in 2002. In fact, we believe that 2002 was the worst year of the three straight losing years the U.S. markets have had. The declines in equity prices were very broad-based. All sectors of the market were hit hard in 2002. Likewise, small, mid and large capitalization stocks all posted double-digit declines. Also experiencing double-digit losses were both growth and value sectors. Unfortunately, all major indices posted these large losses. The good news is that while the last three years have been difficult, we believe that the worst is behind us.

[AGGRESSIVE GROWTH PORTFOLIO LINE GRAPH]

                                                    AGGRESSIVE GROWTH          RUSSELL 2000 GROWTH            RUSSELL 2000
                                                    -----------------          -------------------            ------------
December 28, 1995                                         10000                       10000                       10000
December 29, 1995                                          9999                       10100                       10065
January 31, 1996                                           9630                       10016                       10054
February 29, 1996                                         10620                       10473                       10368
March 29, 1996                                            11330                       10680                       10579
April 30, 1996                                            13020                       11500                       11145
May 31, 1996                                              14040                       12090                       11584
June 28, 1996                                             13050                       11304                       11108
July 31, 1996                                             11180                        9924                       10138
August 30, 1996                                           11850                       10659                       10726
September 30, 1996                                        12730                       11208                       11146
October 31, 1996                                          12150                       10724                       10974
November 29, 1996                                         12220                       11023                       11426
December 31, 1996                                         12250                       11237                       11725
January 31, 1997                                          12440                       11518                       11960
February 28, 1997                                         10880                       10823                       11670
March 31, 1997                                            10670                       10059                       11119
April 30, 1997                                            10530                        9942                       11150
May 30, 1997                                              11290                       11437                       12391
June 30, 1997                                             12040                       11825                       12922
July 31, 1997                                             13200                       12431                       13523
August 29, 1997                                           13280                       12804                       13832
September 30, 1997                                        14560                       13825                       14845
October 31, 1997                                          14010                       12995                       14193
November 28, 1997                                         13500                       12685                       14101
December 31, 1997                                         13447                       12692                       14348
January 30, 1998                                          12992                       12523                       14121
February 27, 1998                                         13922                       13629                       15165
March 31, 1998                                            14671                       14200                       15791
April 30, 1998                                            14691                       14287                       15878
May 29, 1998                                              13892                       13249                       15023
June 30, 1998                                             14135                       13385                       15055
July 31, 1998                                             13659                       12267                       13836
August 31, 1998                                           10816                        9435                       11149
September 30, 1998                                        11717                       10392                       12022
October 30, 1998                                          11676                       10934                       12512
November 30, 1998                                         13356                       11782                       13168
December 31, 1998                                         14995                       12848                       13982
January 29, 1999                                          15582                       13426                       14168
February 26, 1999                                         14388                       12198                       13021
March 31, 1999                                            15025                       12632                       13224
April 30, 1999                                            16735                       13748                       14409
May 28, 1999                                              16735                       13770                       14619
June 30, 1999                                             18152                       14495                       15281
July 30, 1999                                             17504                       14047                       14861
August 31, 1999                                           18303                       13522                       14311
September 30, 1999                                        18496                       13782                       14314
October 31, 1999                                          19163                       14135                       14372
November 30, 1999                                         20479                       15630                       15231
December 31, 1999                                         21909                       18385                       16955
January 31, 2000                                          20111                       18214                       16682
February 29, 2000                                         23465                       22451                       19437
March 31, 2000                                            22670                       20091                       18156
April 30, 2000                                            22324                       18063                       17063
May 31, 2000                                              20791                       16481                       16069
June 30, 2000                                             23154                       18610                       17469
July 31, 2000                                             22451                       17015                       16907
August 31, 2000                                           25171                       18805                       18197
September 30, 2000                                        25194                       17871                       17663
October 31, 2000                                          23350                       16420                       16874
November 30, 2000                                         21137                       13439                       15142
December 31, 2000                                         22580                       14261                       16442
January 31, 2001                                          20436                       15416                       17298
February 28, 2001                                         18362                       13302                       16163
March 31, 2001                                            17499                       12093                       15373
April 30, 2001                                            18947                       13574                       16575
May 31, 2001                                              20255                       13888                       16983
June 30, 2001                                             20311                       14267                       17569
July 31, 2001                                             19852                       13050                       16618
August 31, 2001                                           18738                       12235                       16081
September 30, 2001                                        17861                       10260                       13917
October 31, 2001                                          18738                       11248                       14731
November 30, 2001                                         19058                       12186                       15872
December 31, 2001                                         19629                       12945                       16851
January 31, 2002                                          19170                       12485                       16676
February 28, 2002                                         17555                       11677                       16219
March 31, 2002                                            18028                       12692                       17522
April 30, 2002                                            17861                       12417                       17682
May 31, 2002                                              17318                       11691                       16897
June 30, 2002                                             16956                       10700                       16059
July 31, 2002                                             14896                        9055                       13634
August 31, 2002                                           15132                        9051                       13599
September 30, 2002                                        14047                        8397                       12622
October 31, 2002                                          13740                        8822                       13027
November 30, 2002                                         13838                        9696                       14190
December 31, 2002                                         12487                        9028                       13399

                          AGGRESSIVE GROWTH PORTFOLIO

           TOTAL RETURNS                     RUSSELL
         FOR PERIODS ENDED                     2000    RUSSELL
        DECEMBER 31, 2002*           FUND     GROWTH     2000
  -------------------------------  --------  --------  --------
  One Year                         (36.38)%  (30.26)%  (20.48)%
  Annualized 5 Year                 (1.47)%   (6.59)%   (1.36)%
  Annualized Since Inception**        3.22%   (1.45)%     4.26%
  Value of a $10,000 investment
   over Life of Fund**              $12,487    $9,028   $13,399
  * The total returns shown do not reflect the deduction of
    taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
  **Inception December 28, 1995

 [MID CAP GROWTH PORTFOLIO LINE GRAPH]

                                                     MID CAP GROWTH          RUSSELL MID CAP GROWTH
                                                     --------------          ----------------------
                                                    Russell 2000 Growth
November 26, 1996                                                 10000               10000                       10000
November 30, 1996                                                 10000               10015                       10058
December 31, 1996                                                 10275                9846                       10254
January 31, 1997                                                  10465               10282                       10510
February 28, 1997                                                 10295               10055                        9876
March 31, 1997                                                     9985                9487                        9179
April 30, 1997                                                    10275                9719                        9072
May 30, 1997                                                      10835               10590                       10436
June 30, 1997                                                     11385               10884                       10790
July 31, 1997                                                     12506               11925                       11343
August 29, 1997                                                   12426               11809                       11683
September 30, 1997                                                13386               12407                       12616
October 31, 1997                                                  12766               11785                       11858
November 28, 1997                                                 12776               11909                       11575
December 31, 1997                                                 12965               12066                       11582
January 30, 1998                                                  12725               11848                       11427
February 27, 1998                                                 13695               12962                       12436
March 31, 1998                                                    14665               13506                       12958
April 30, 1998                                                    14634               13689                       13037
May 29, 1998                                                      14039               13126                       12090
June 30, 1998                                                     14404               13497                       12213
July 31, 1998                                                     13768               12919                       11194
August 31, 1998                                                   11651               10453                        8610
September 30, 1998                                                12485               11244                        9483
October 30, 1998                                                  12110               12072                        9977
November 30, 1998                                                 12944               12886                       10751
December 31, 1998                                                 14561               14221                       11724
January 29, 1999                                                  16737               14647                       12251
February 26, 1999                                                 16011               13931                       11131
March 31, 1999                                                    18507               14707                       11527
April 30, 1999                                                    19851               15377                       12545
May 28, 1999                                                      19585               15179                       12565
June 30, 1999                                                     21569               16239                       13227
July 30, 1999                                                     21515               15722                       12818
August 31, 1999                                                   22092               15558                       12338
September 30, 1999                                                21985               15426                       12576
October 29, 1999                                                  25174               16619                       12898
November 30, 1999                                                 28097               18340                       14262
December 31, 1999                                                 33049               21515                       16776
January 31, 2000                                                  32305               21511                       16620
February 29, 2000                                                 44233               26033                       20487
March 31, 2000                                                    37360               26060                       18333
April 30, 2000                                                    37525               23530                       16482
May 31, 2000                                                      31987               21815                       15039
June 30, 2000                                                     33771               24130                       16982
July 31, 2000                                                     31889               22602                       15526
August 31, 2000                                                   38499               26010                       17160
September 30, 2000                                                38017               24739                       16307
October 31, 2000                                                  35183               23046                       14983
November 30, 2000                                                 30094               18038                       12263
December 31, 2000                                                 34250               18988                       13013
January 31, 2001                                                  32073               20072                       14067
February 28, 2001                                                 29319               16600                       12138
March 31, 2001                                                    26520               14225                       11035
April 30, 2001                                                    28630               16596                       12386
May 31, 2001                                                      28497               16517                       12673
June 30, 2001                                                     25965               16526                       13018
July 31, 2001                                                     25154               15412                       11908
August 31, 2001                                                   23966               14295                       11164
September 30, 2001                                                22411               11932                        9363
October 31, 2001                                                  22866               13186                       10263
November 30, 2001                                                 23933               14606                       11120
December 31, 2001                                                 24954               15161                       11812
January 31, 2002                                                  24988               14669                       11392
February 28, 2002                                                 24532               13837                       10655
March 31, 2002                                                    25010               14893                       11581
April 30, 2002                                                    24421               14105                       11330
May 31, 2002                                                      24110               13684                       10668
June 30, 2002                                                     22489               12174                        9763
July 31, 2002                                                     20301               10991                        8263
August 31, 2002                                                   20301               10953                        8259
September 30, 2002                                                19479               10083                        7662
October 31, 2002                                                  20412               10880                        8075
November 30, 2002                                                 21078               11714                        8848
December 31, 2002                                                 19257               11006                        8238

                    MID CAP GROWTH PORTFOLIO - REGULAR CLASS

               TOTAL RETURNS                      RUSSELL    RUSSELL
             FOR PERIODS ENDED                    MID CAP      2000
            DECEMBER 31, 2002*           FUND      GROWTH     GROWTH
      -------------------------------  --------   --------   --------
      One Year                         (22.83)%   (27.41)%   (30.26)%
      Annualized 5 Year                   8.23%   (1.82)%     (6.59)%
      Annualized Since Inception**       11.35%     1.59%     (3.13)%
      Value of a $10,000 investment
       over Life of Fund**              $19,257   $11,006      $8,238
      * The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the
        redemption of fund shares.
      **Inception November 26, 1996

      The Navellier Funds held up fairly well in the decline (second and third quarters) with holdings generally concentrated in more defensive growth sectors. Where the Funds performed poorly was in the 4th quarter rebound, as they did not up-tick with the market in October and November. We believe that this rally was mainly led by short-covering and will be short-lived at best. Those stocks that performed the best during this rally were those that had performed the worst on the way down. It reminds us a great deal of 4th quarter 2001.

[AGGRESSIVE MICRO CAP PORTFOLIO LINE GRAPH]

                                          AGGRESSIVE MICRO
                                                CAP            RUSSELL 2000 GROWTH        RUSSELL 2000
                                          ----------------     -------------------        ------------
3/17/97                                        10000                  10000                  10000
3/31/97                                         9859                   9500                   9592
4/30/97                                         9872                   9390                   9618
5/30/97                                        10691                  10802                  10688
6/30/97                                        11432                  11168                  11146
7/31/97                                        12423                  11740                  11665
8/29/97                                        12679                  12092                  11932
9/30/97                                        13593                  13057                  12805
10/31/97                                       13434                  12273                  12243
11/28/97                                       13459                  11981                  12164
12/31/97                                       13276                  11987                  12376
1/30/98                                        12821                  11827                  12181
2/27/98                                        13608                  12872                  13082
3/31/98                                        13914                  13411                  13621
4/30/98                                        14083                  13494                  13697
5/29/98                                        13719                  12513                  12959
6/30/98                                        14090                  12641                  12986
7/31/98                                        13283                  11586                  11935
8/31/98                                        10699                   8911                   9618
9/30/98                                        11441                   9815                  10370
10/30/98                                       11083                  10327                  10793
11/30/98                                       12229                  11128                  11359
12/31/98                                       13289                  12135                  12061
1/29/99                                        13400                  12680                  12222
2/26/99                                        12151                  11520                  11232
3/31/99                                        11454                  11931                  11407
4/30/99                                        12450                  12984                  12429
5/28/99                                        13068                  13005                  12611
6/30/99                                        13856                  13690                  13181
7/30/99                                        13335                  13267                  12820
8/31/99                                        12964                  12771                  12345
9/30/99                                        13914                  13017                  12348
10/29/99                                       13745                  13350                  12398
11/30/99                                       13966                  14762                  13138
12/31/99                                       15254                  17364                  14625
1/31/00                                        14606                  17202                  14390
2/29/00                                        17268                  21204                  16767
3/31/00                                        20912                  18976                  15661
4/30/00                                        19732                  17060                  14719
5/31/00                                        18646                  15566                  13861
6/30/00                                        23288                  17577                  15069
7/31/00                                        19438                  16070                  14585
8/31/00                                        22748                  17761                  15697
9/30/00                                        22441                  16878                  15236
10/31/00                                       20462                  15508                  14556
11/30/00                                       17479                  12692                  13062
12/31/00                                       18888                  13469                  14183
1/31/01                                        17825                  14559                  14922
2/28/01                                        14891                  12564                  13943
3/31/01                                        14625                  11421                  13261
4/30/01                                        16253                  12820                  14298
5/31/01                                        16533                  13117                  14650
6/30/01                                        17245                  13474                  15155
7/31/01                                        16617                  12325                  14335
8/31/01                                        15128                  11555                  13872
9/30/01                                        12878                   9691                  12005
10/31/01                                       14339                  10623                  12707
11/30/01                                       15680                  11510                  13691
12/31/01                                       16141                  12226                  14536
1/31/02                                        16449                  11791                  14385
2/28/02                                        16072                  11028                  13991
3/31/02                                        16826                  11987                  15115
4/30/02                                        17476                  11727                  15253
5/31/02                                        16470                  11042                  14576
6/30/02                                        16714                  10105                  13853
7/31/02                                        14157                   8552                  11761
8/31/02                                        14220                   8548                  11731
9/30/02                                        13130                   7931                  10888
10/31/02                                       13032                   8332                  11237
11/30/02                                       12969                   9158                  12240
12/31/02                                       12480                   8526                  11559

                         AGGRESSIVE MICRO CAP PORTFOLIO

           TOTAL RETURNS                      RUSSELL
         FOR PERIODS ENDED                      2000     RUSSELL
        DECEMBER 31, 2002*           FUND      GROWTH      2000
  -------------------------------  --------   --------   --------
  One Year                         (22.68)%   (30.26)%   (20.48)%
  Annualized 5 Year                 (1.23)%    (6.59)%    (1.36)%
  Annualized Since Inception**        3.90%    (2.71)%      2.53%
  Value of a $10,000 investment
   over Life of Fund**              $12,480     $8,526    $11,559
  * The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the
    redemption of fund shares.
  **Inception March 17, 1997

 [SMALL CAP VALUE PORTFOLIO LINE GRAPH]

                                                     SMALL CAP VALUE           RUSSELL 2000 VALUE             RUSSELL 2000
                                                     ---------------           ------------------             ------------
12/19/97                                                  10000                       10000                       10000
12/31/97                                                  10125                       10363                        9167
1/30/98                                                    9885                       10176                        9022
2/27/98                                                   10405                       10791                        9690
3/31/98                                                   10945                       11228                       10089
4/30/98                                                   11105                       11284                       10145
5/29/98                                                   10695                       10884                        9599
6/30/98                                                   10315                       10823                        9619
7/31/98                                                    9625                        9975                        8840
8/31/98                                                    8244                        8413                        7124
9/30/98                                                    8384                        8888                        7681
10/30/98                                                   8514                        9152                        7994
11/30/98                                                   8894                        9400                        8413
12/31/98                                                   9286                        9694                        8934
1/29/99                                                    9065                        9474                        9053
2/26/99                                                    8419                        8828                        8319
3/31/99                                                    8379                        8755                        8449
4/30/99                                                    8853                        9554                        9206
5/28/99                                                    9216                        9848                        9341
6/30/99                                                    9871                       10204                        9763
7/30/99                                                    9680                        9962                        9495
8/31/99                                                    9105                        9598                        9144
9/30/99                                                    8923                        9406                        9146
10/29/99                                                   8681                        9218                        9183
11/30/99                                                   8944                        9266                        9731
12/31/99                                                   9327                        9550                       10833
1/31/00                                                    8679                        9300                       10659
2/29/00                                                    9317                        9869                       12419
3/31/00                                                    9718                        9915                       11600
4/30/00                                                   10017                        9974                       10902
5/31/00                                                    9801                        9822                       10267
6/30/00                                                   10532                       10109                       11162
7/31/00                                                    9729                       10445                       10803
8/31/00                                                   10892                       10912                       11627
9/30/00                                                   10830                       10851                       11285
10/31/00                                                  10377                       10812                       10781
11/30/00                                                   9893                       10592                        9675
12/31/00                                                  11220                       11730                       10506
1/31/01                                                   11189                       12054                       11053
2/28/01                                                   10653                       12037                       10327
3/31/01                                                   10488                       11844                        9822
4/30/01                                                   11478                       12392                       10591
5/31/01                                                   12375                       12711                       10851
6/30/01                                                   12169                       13222                       11226
7/31/01                                                   12458                       12926                       10618
8/31/01                                                   11839                       12881                       10275
9/30/01                                                   10684                       11459                        8892
10/31/01                                                  11220                       11759                        9412
11/30/01                                                  12056                       12603                       10141
12/31/01                                                  12655                       13375                       10767
1/31/02                                                   12800                       13553                       10655
2/28/02                                                   12852                       13635                       10363
3/31/02                                                   13576                       14656                       11196
4/30/02                                                   13949                       15172                       11298
5/31/02                                                   13680                       14670                       10796
6/30/02                                                   13245                       14346                       10261
7/31/02                                                   11931                       12214                        8711
8/31/02                                                   11786                       12160                        8689
9/30/02                                                   10896                       11291                        8065
10/31/02                                                  11341                       11461                        8323
11/30/02                                                  11672                       12376                        9066
12/31/02                                                  10873                       11847                        8561

                            SMALL CAP VALUE PORTFOLIO

               TOTAL RETURNS                      RUSSELL
             FOR PERIODS ENDED                      2000     RUSSELL
            DECEMBER 31, 2002*           FUND      VALUE       2000
      -------------------------------  --------   --------   --------
      One Year                         (14.08)%   (11.43)%   (20.48)%
      Annualized 5 Year                   1.44%      2.71%    (1.36)%
      Annualized Since Inception**        1.68%      3.42%    (3.04)%
      Value of a $10,000 investment
       over Life of Fund**              $10,873    $11,847     $8,561
      * The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the
        redemption of fund shares.
      **Inception December 19, 1997

      The year 2002 was a volatile and difficult environment for stocks. The economy continued to be extremely sluggish and no sector leadership ever emerged in the equity markets. Our outlook for 2003 is a positive one. We believe that the economy is showing signs of life and the current administration seems to realize the importance of moving economic policy in the right direction. We expect some type of tax legislation (dividend tax relief, capital gains tax cuts or the income tax cuts becoming permanent) to emerge sometime in the 1st quarter of 2003. This would give a significant boost to the stock market.

INVESTMENT STRATEGY & OUTLOOK

      The stock market is beginning the New Year more uncertain than ever. The worst holiday shopping season in over 30 years is a clear signal that consumer spending will likely remain soft. Orders for durable goods declined in November, which is further evidence that the U.S. economy is sputtering. The impending invasion of Iraq is also creating even more uncertainty. Investors are looking to the Bush Administration and the new Congress to pass various tax incentives to spur investment, stimulate the U.S. economy and help the stock market. In the interim, we remain very cautious and especially selective on the stocks that we are adding to our portfolios. There are two possible scenarios that we foresee for the stock market.

SCENARIO ONE: THE STOCK MARKET SURGES AFTER DIVIDEND TAX RELIEF IS PASSED

      A potential event that could have a significant bullish impact on the stock market is the Bush Administration's plan to provide dividend tax relief. Ideally, the double taxation of dividends would be eliminated on either the corporate or individual level. This would allow dividend proceeds to flow directly to investors without being taxed twice. The bigger the dividend tax cut, the more money that it will trigger to pour into the stock market.

[LARGE CAP GROWTH PORTFOLIO LINE GRAPH]

                                                    LARGE CAP GROWTH           RUSSELL 1000 GROWTH               S&P 500
                                                    ----------------           -------------------               -------
December 19, 1997                                         10000                       10000                       10000
December 31, 1997                                         10256                       10300                       10255
January 30, 1998                                          10106                       10608                       10369
February 27, 1998                                         10856                       11406                       11116
March 31, 1998                                            11577                       11861                       11686
April 30, 1998                                            11537                       12025                       11803
May 29, 1998                                              11517                       11684                       11600
June 30, 1998                                             12267                       12400                       12072
July 31, 1998                                             12167                       12317                       11943
August 31, 1998                                           10756                       10469                       10216
September 30, 1998                                        11336                       11273                       10871
October 30, 1998                                          12127                       12179                       11755
November 30, 1998                                         12777                       13106                       12467
December 31, 1998                                         14478                       14287                       13186
January 29, 1999                                          15959                       15126                       13737
February 26, 1999                                         15259                       14435                       13310
March 31, 1999                                            16549                       15195                       13843
April 30, 1999                                            16009                       15215                       14379
May 28, 1999                                              15189                       14747                       14039
June 30, 1999                                             16820                       15780                       14819
July 30, 1999                                             16830                       15279                       14356
August 31, 1999                                           16980                       15528                       14285
September 30, 1999                                        16860                       15202                       13893
October 29, 1999                                          17680                       16350                       14772
November 30, 1999                                         19901                       17232                       15073
December 31, 1999                                         23604                       19025                       15960
January 31, 2000                                          22693                       18133                       15159
February 29, 2000                                         29147                       19019                       14872
March 31, 2000                                            28466                       20380                       16326
April 30, 2000                                            26675                       19411                       15835
May 31, 2000                                              23924                       18433                       15510
June 30, 2000                                             27186                       19830                       15893
July 31, 2000                                             26125                       19003                       15644
August 31, 2000                                           31028                       20724                       16616
September 30, 2000                                        29817                       18764                       15739
October 31, 2000                                          27286                       17876                       15672
November 30, 2000                                         20562                       15241                       14437
December 31, 2000                                         21795                       14759                       14507
January 31, 2001                                          21494                       15778                       15022
February 28, 2001                                         17171                       13100                       13653
March 31, 2001                                            15697                       11674                       12788
April 30, 2001                                            17051                       13151                       13781
May 31, 2001                                              17141                       12957                       13874
June 30, 2001                                             16529                       12657                       13536
July 31, 2001                                             16268                       12341                       13405
August 31, 2001                                           15346                       11331                       12566
September 30, 2001                                        14022                       10200                       11551
October 31, 2001                                          14774                       10735                       11772
November 30, 2001                                         16369                       11767                       12673
December 31, 2001                                         16680                       11744                       12784
January 31, 2002                                          16279                       11537                       12597
February 28, 2002                                         15376                       11058                       12355
March 31, 2002                                            16118                       11441                       12819
April 30, 2002                                            15847                       10507                       12042
May 31, 2002                                              15677                       10253                       11953
June 30, 2002                                             14754                        9304                       11102
July 31, 2002                                             13570                        8793                       10237
August 31, 2002                                           13651                        8819                       10304
September 30, 2002                                        12748                        7904                        9184
October 31, 2002                                          13229                        8629                       10046
November 30, 2002                                         13179                        9098                       10581
December 31, 2002                                         12226                        8470                        9960

                           LARGE CAP GROWTH PORTFOLIO

           TOTAL RETURNS                      RUSSELL
         FOR PERIODS ENDED                      1000       S&P
        DECEMBER 31, 2002*           FUND      GROWTH      500
  -------------------------------  --------   --------   --------
  One Year                         (26.70)%   (27.88)%   (22.09)%
  Annualized 5 Year                   3.58%    (3.84)%    (0.58)%
  Annualized Since Inception**        4.07%    (3.24)%    (0.08)%
  Value of a $10,000 investment
   over Life of Fund**              $12,226     $8,470     $9,960
  * The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the
    redemption of fund shares.
  **Inception December 19, 1997

 [LARGE CAP VALUE PORTFOLIO LINE GRAPH]

                                                LARGE CAP VALUE PORTFOLIO      RUSSELL 1000 VALUE             RUSSELL 1000
                                                -------------------------      ------------------             ------------
December 19, 1997                                         10000                       10000                       10000
December 31, 1997                                         10118                       10237                       10268
January 30, 1998                                           9998                       10092                       10344
February 27, 1998                                         10808                       10771                       11082
March 31, 1998                                            11369                       11430                       11641
April 30, 1998                                            11499                       11506                       11760
May 29, 1998                                              11249                       11336                       11506
June 30, 1998                                             11369                       11481                       11932
July 31, 1998                                             11249                       11278                       11788
August 31, 1998                                           10218                        9600                       10026
September 30, 1998                                        10538                       10151                       10701
October 30, 1998                                          11489                       10937                       11547
November 30, 1998                                         12029                       11447                       12261
December 31, 1998                                         12190                       11836                       13042
January 29, 1999                                          12190                       11931                       13508
February 26, 1999                                         12072                       11762                       13079
March 31, 1999                                            12532                       12006                       13580
April 30, 1999                                            14191                       13127                       14148
May 28, 1999                                              13881                       12983                       13842
June 30, 1999                                             14009                       13360                       14548
July 30, 1999                                             13624                       12969                       14104
August 31, 1999                                           13281                       12487                       13971
September 30, 1999                                        12607                       12051                       13587
October 29, 1999                                          12982                       12745                       14501
November 30, 1999                                         12479                       12645                       14874
December 31, 1999                                         12707                       12706                       15770
January 31, 2000                                          11951                       12292                       15124
February 29, 2000                                         10989                       11378                       15084
March 31, 2000                                            11866                       12767                       16458
April 30, 2000                                            12317                       12618                       15910
May 31, 2000                                              11963                       12751                       15498
June 30, 2000                                             12073                       12168                       15893
July 31, 2000                                             12426                       12321                       15629
August 31, 2000                                           13706                       13006                       16786
September 30, 2000                                        13754                       13125                       16007
October 31, 2000                                          13401                       13448                       15814
November 30, 2000                                         12134                       12949                       14368
December 31, 2000                                         12823                       13597                       14542
January 31, 2000                                          13022                       13650                       15020
February 28, 2001                                         12377                       13270                       13619
March 31, 2001                                            11757                       12801                       12714
April 30, 2001                                            12451                       13429                       13736
May 31, 2001                                              12451                       13731                       13829
June 30, 2001                                             11918                       13426                       13517
July 31, 2001                                             11658                       13398                       13332
August 31, 2001                                           11149                       12861                       12519
September 30, 2001                                        10492                       11956                       11458
October 31, 2001                                          10231                       11853                       11696
November 30, 2001                                         10963                       12542                       12597
December 31, 2001                                         11124                       12837                       12731
January 31, 2002                                          11299                       12738                       12569
February 28, 2002                                         11224                       12759                       12319
March 31, 2002                                            11486                       13362                       12825
April 30, 2002                                            11574                       12904                       12091
May 31, 2002                                              11461                       12969                       11984
June 30, 2002                                             10861                       12224                       11099
July 31, 2002                                             10148                       11088                       10278
August 31, 2002                                           10123                       11172                       10332
September 30, 2002                                         9222                        9929                        9222
October 31, 2002                                           9297                       10665                        9988
November 30, 2002                                          9222                       11337                       10573
December 31, 2002                                          8839                       10845                        9975

                            LARGE CAP VALUE PORTFOLIO

               TOTAL RETURNS                      RUSSELL
             FOR PERIODS ENDED                      1000     RUSSELL
            DECEMBER 31, 2002*           FUND      VALUE       1000
      -------------------------------  --------   --------   --------
      One Year                         (20.53)%   (15.52)%   (21.65)%
      Annualized 5 Year                 (2.67)%      1.16%    (0.58)%
      Annualized Since Inception**      (2.42)%      1.62%    (0.05)%
      Value of a $10,000 investment
       over Life of Fund**               $8,839    $10,845     $9,975
      * The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the
        redemption of fund shares.
      **Inception December 19, 1997

SCENARIO TWO: THE STOCK MARKET CONTINUES TO OSCILLATE IN A WILD & VOLATILE
MANNER

      During the past two years, the stock market has had some wild oscillations. There have been massive short-covering rallies in many technology stocks during October 2001, March 2002, and during the recent telecommunication-led rally in October and November 2002. During the past three quarters, the stock market has been led by consumer-oriented companies (second quarter), healthcare companies (third quarter) and telecommunication companies (fourth quarter). Currently, telecommunication companies are rolling over and giving back many of their recent gains and new leadership is trying to emerge.

      This roller coaster environment is not a healthy environment for long-term investors. The stock market has been in an environment that ignores fundamentals and is better suited to active traders. It is not healthy for the stock market to allow money losing or bankrupt stocks like Lucent and WorldCom to lead the stock market, which is exactly what happened in the past few months.

      Unfortunately, the market oscillated in a wild manner for eight years after the 1973 and 1974 stock market collapse. Although the stock market slowly trended higher in those subsequent years, the volatility was unnerving for many investors. Apparently, the same phenomenon may be occurring again. This is not a healthy environment for investors because the stock market's volatility undermines investor confidence.

      Fortunately, while the stock market was going through its wild gyrations between 1975 and 1982, there was a select group of stocks that was oblivious to the stock market's wild swings and instead slowly trended higher. Back then, about 15% of the stock market represented an oasis amidst the chaos. These oasis stocks are what we like to refer to as high Alpha stocks, because they tend to be less correlated to the overall stock market and are less vulnerable during the downdrafts.

      Traditionally, small capitalization stocks with lower price-to-earnings ratios have been the least correlated to the overall stock market. Small capitalization stocks may represent the best oasis in the upcoming months, especially since many thinly traded small capitalization stocks are poised to surge on any significant increase in trading volume. Fundamentally, small capitalization stocks have weathered the economic downturn better than many large capitalization stocks, but due to persistent stock market outflows, they have performed poorly due to liquidity concerns.

EVENTS THAT COULD STIMULATE THE STOCK MARKET

      Overall, we believe that investors should prepare for the worst possible environment (wild oscillations) and hope for the best (the elimination of the double taxation on dividends). We would not be surprised if we get a mix of the two possible stock market scenarios outlined above. The biggest problem is that the stock market has erratic flow of funds. After several months of persistent and record outflows, the stock market finally had positive mutual fund inflows in November. We are now at the seasonally strong time of year when new pension contributions will likely result in steady inflows through mid-April. However, what the stock market really needs is a watershed event that will cause money to pour in and propel stocks higher for several months.

      In our opinion, the most likely watershed event that will propel the stock market higher will be the dividend tax relief that the new Congress may pass in the upcoming months. Currently, the S&P 500 is approximately 40% undervalued relative to Treasury securities according to most dividend discount models. If there is 50% dividend tax relief for individual investors, the S&P 500 will then be approximately 60% undervalued relative to Treasury securities when federal taxes are taken into consideration. As a result, we can easily envision wave after wave of bond investors jumping back into the stock market seeking out strong cash flow companies with predictable high dividend yields.

      Another possible watershed event would be military action against Iraq, which would remove much of the uncertainty that has been plaguing the overall market. After the Gulf War commenced twelve years ago, growth stocks surged dramatically in just three months. The same thing could easily happen again, because the U.S. dollar would likely surge (out of respect for U.S. military technology) and foreign investors would likely return to the U.S. seeking the appreciation of the U.S. dollar.

      There are some other factors that could stimulate the stock market other than dividend tax relief and military action against Iraq. Corporate earnings are expected to continue to improve during the next two quarters due to favorable year over year comparisons. Bond yields could spike higher like they did on October 9th, which would cause panicked bond investors to return to the stock market. Finally, there could be clear evidence that the U.S. economy has turned the corner for good and will be growing for the foreseeable future.

      It will also be interesting to see if the Federal Reserve Board will be able to stimulate the U.S. economy any further. The Adjusted Monetary Base, the most predictable money supply indicator, continues to grow steadily. In essence, the Adjusted Monetary Base is indicating that the Federal Reserve Board has been successful in pumping money into the U.S. economy through lower interest rates, home refinancing activity, etc. The problem is that the "velocity of money", which measures how fast money changes hands, has decelerated as the average consumer has become increasingly cautious in the past few months.

      The obvious answer is that it is time for the Bush Administration and the new Congress to stimulate the U.S. economy. It is scary to count on politicians to fix the U.S. economy and the stock market, but that is the exact predicament that we are in at the present time. Fortunately, the Bush Administration appears to be just as focused on fixing the U.S. economy as they have been focused on disarming Iraq. We are confident that both the Bush Administration and the new Congress will act swiftly in the upcoming months.

      We believe that 2003 should end up as one of the strongest years ever for the fundamentally superior stocks that we favor.

      Always feel free to contact us if you have any questions or if we can help you in any way. You may call us at 1.800.887.8671 or visit our web site at www.navellierperformancefunds.com, where we invite you to take advantage of our complimentary weekly market commentary service, Marketmail*.

Sincerely,

/s/ Louis G. Navellier
LOUIS G. NAVELLIER

/s/ Alan Alpers
ALAN ALPERS

 * There is no guarantee that the opinions expressed in this newsletter will come to pass.

This material has been preceded by a Navellier Performance Funds prospectus.

The preceding charts and performance numbers assume reinvestment of all distributions.

Please be aware that past performance is no indication of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Indices:

The Russell 1000 Index consists of the 1,000 largest securities in the Russell 3000 Index. It is considered to be representative of the large cap market in general.

The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 1000 Value Index contains those Russell 1000 securities with a less-than-average growth orientation.

The Russell 2000 Index is an unmanaged index consisting of the smallest 2,000 stocks in the Russell 3000 Index. It is considered representative of the small cap market in general.

The Russell 2000 Growth Index contains those Russell 2000 securities with a greater-than-average growth orientation.

The Russell 2000 Value Index contains those Russell 2000 securities with a less-than-average growth orientation.

The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index.

The S&P 500 is an unmanaged index consisting of 500 large cap stocks. It is considered representative of the stock market as a whole.

These indices are considered representative of pertinent market sectors in general. None are investment products available for sale.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
PORTFOLIOS OF INVESTMENTS
December 31, 2002

               AGGRESSIVE GROWTH PORTFOLIO
---------------------------------------------------------
                                            Market Value
  Shares                                      (Note 1)
---------------------------------------------------------
COMMON STOCKS -- 111.5%
AUDIO AND VIDEO PRODUCTS -- 7.8%
   135,300  Applied Films Corp.*           $    2,704,646
                                           --------------
AUTOMOTIVE -- 4.4%
   100,000  Nissan Motor Co., Ltd.              1,538,000
                                           --------------
CASINOS AND GAMING -- 3.7%
    75,000  Alliance Gaming Corp.*              1,277,250
                                           --------------
CHEMICALS -- 3.6%
    25,000  Ecolab, Inc.                        1,237,500
                                           --------------
COMPUTER EQUIPMENT -- 24.2%
   349,000  CompuCom Systems, Inc.*             1,957,890
   200,000  Cray, Inc.*                         1,534,000
    50,000  Imation Corp.*                      1,754,000
    60,000  Neoware Systems, Inc.*                894,600
   105,000  Pinnacle Systems, Inc.*             1,429,050
    40,000  SanDisk Corp.*                        812,000
                                           --------------
                                                8,381,540
                                           --------------
COMPUTER SOFTWARE AND SERVICES -- 14.2%
    30,000  Cognizant Technology
              Solutions Corp.*                  2,166,900
    25,000  Pixar, Inc.*                        1,324,750
    50,000  United Online, Inc.*                  797,050
   100,000  Western Digital Corp.*                639,000
                                           --------------
                                                4,927,700
                                           --------------
CONSUMER PRODUCTS AND SERVICES -- 2.4%
    15,000  Hotels.com*                           819,450
                                           --------------
ELECTRONICS -- 4.8%
    60,000  Energizer Holdings, Inc.*           1,674,000
                                           --------------
INSURANCE -- 6.0%
    60,000  SAFECO Corp.                        2,080,200
                                           --------------
MEDICAL EQUIPMENT AND SUPPLIES -- 7.2%
    50,000  Immucor, Inc.*                      1,012,500
    30,000  Varian Medical Systems, Inc.*       1,488,000
                                           --------------
                                                2,500,500
                                           --------------

---------------------------------------------------------
                                            Market Value
  Shares                                      (Note 1)
---------------------------------------------------------
---------------------------------------------------------
OIL AND GAS SERVICES -- 4.1%
    45,000  Patina Oil & Gas Corp.*        $    1,424,250
                                           --------------
PHARMACEUTICALS -- 2.3%
    50,000  Amylin Pharmaceuticals, Inc.*         807,000
                                           --------------
RETAIL -- 3.2%
    65,000  PETsMART, Inc.*                     1,113,450
                                           --------------
SEMICONDUCTORS AND RELATED -- 7.9%
   150,000  Integrated Circuit Systems,
              Inc.*                             2,737,500
                                           --------------
TELECOMMUNICATIONS EQUIPMENT AND SERVICES -- 12.9%
    75,000  Inter-Tel, Inc.                     1,568,250
   100,000  InterDigital Communications
              Corp.*                            1,456,000
    75,000  j2 Global Communications,
              Inc.*                             1,428,000
                                           --------------
                                                4,452,250
                                           --------------
TRANSPORTATION -- 2.8%
    25,000  Ryanair Holdings PLC ADR*             979,000
                                           --------------
TOTAL COMMON STOCKS
  (COST $39,754,609)                           38,654,236
                                           --------------

MONEY MARKET FUNDS -- 19.9%
 6,912,579  FBR Fund for Government
              Investors
              (Cost $6,912,579)                 6,912,579
                                           --------------
TOTAL INVESTMENTS -- 131.4%
  (COST $46,667,188)                           45,566,815
Liabilities in Excess of Other
  Assets -- (31.4)%                           (10,882,330)
                                           --------------
NET ASSETS -- 100.0%                       $   34,684,485
                                           ==============

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
PORTFOLIOS OF INVESTMENTS
December 31, 2002 (continued)

               MID CAP GROWTH PORTFOLIO
-------------------------------------------------------
                                          Market Value
  Shares                                    (Note 1)
-------------------------------------------------------
COMMON STOCKS -- 95.6%
APPAREL -- 3.8%
   175,400  Coach, Inc.*                 $    5,774,168
                                         --------------
AUTOMOTIVE -- 3.2%
    67,200  AutoZone, Inc.*                   4,747,680
                                         --------------
BANKING -- 6.0%
   300,000  Hudson City Bancorp, Inc.         5,589,000
   101,000  North Fork Bancorporation,
              Inc.                            3,407,740
                                         --------------
                                              8,996,740
                                         --------------
COMPUTER EQUIPMENT -- 5.0%
    73,000  CDW Computer Centers, Inc.*       3,201,050
    72,000  Lexmark International,
              Inc.*                           4,356,000
                                         --------------
                                              7,557,050
                                         --------------
COMPUTER SOFTWARE AND SERVICES -- 22.4%
   196,400  Adobe Systems, Inc.               4,892,324
   275,000  Cognos, Inc.*                     6,448,750
    97,800  Electronic Arts, Inc.*            4,867,506
    74,000  Intuit, Inc.*                     3,472,080
    85,000  Mercury Interactive Corp          2,520,250
    96,400  Pixar, Inc.*                      5,108,236
   157,000  Symantec Corp.*                   6,350,650
                                         --------------
                                             33,659,796
                                         --------------
CONSUMER PRODUCTS AND SERVICES -- 11.4%
   125,000  Apollo Group, Inc.*               5,500,000
    65,000  Expedia, Inc.*                    4,350,463
    84,000  Hotels.com*                       4,588,920
    72,000  Westwood One, Inc.*               2,689,920
                                         --------------
                                             17,129,303
                                         --------------
ELECTRONICS -- 5.8%
   300,000  American Power Conversion
              Corp.*                          4,545,000
   148,000  Energizer Holdings, Inc.*         4,129,200
                                         --------------
                                              8,674,200
                                         --------------
FINANCIAL SERVICES -- 2.8%
   100,000  Moody's Corp.                     4,129,000
                                         --------------
HEALTHCARE PRODUCTS AND SERVICES -- 2.2%
    97,000  Gilead Sciences, Inc.*            3,298,000
                                         --------------
MANUFACTURING -- 1.5%
    37,000  ITT Industries, Inc.              2,245,530
                                         --------------

-------------------------------------------------------
                                          Market Value
  Shares                                    (Note 1)
-------------------------------------------------------
-------------------------------------------------------
MEDICAL EQUIPMENT AND SUPPLIES -- 8.2%
    90,000  DENTSPLY International,
              Inc.                       $    3,351,510
    90,000  Oxford Health Plans, Inc.*        3,280,500
    71,000  Patterson Dental Co.*             3,105,540
    50,500  Varian Medical Systems,
              Inc.*                           2,504,800
                                         --------------
                                             12,242,350
                                         --------------
MEDICAL SPECIALTIES -- 2.0%
    93,000  Lincare Holdings, Inc.*           2,940,660
                                         --------------
OIL AND GAS SERVICES -- 3.3%
    47,000  Apache Corp.                      2,678,530
    49,000  Devon Energy Corp.                2,249,100
                                         --------------
                                              4,927,630
                                         --------------
RETAIL -- 11.1%
   175,000  Amazon.com, Inc.*                 3,305,750
    90,000  Michaels Stores, Inc.*            2,817,000
   225,000  PETsMART, Inc.*                   3,854,250
    49,500  Ross Stores, Inc.                 2,098,305
   170,000  Williams-Sonoma, Inc.*            4,615,500
                                         --------------
                                             16,690,805
                                         --------------
SEMICONDUCTORS AND RELATED -- 4.7%
   306,100  NVIDIA Corp.*                     3,523,211
   103,000  QLogic Corp.*                     3,554,530
                                         --------------
                                              7,077,741
                                         --------------
TELECOMMUNICATIONS EQUIPMENT AND SERVICES -- 2.2%
    75,000  L-3 Communications
              Holdings, Inc.*                 3,368,250
                                         --------------
TOTAL COMMON STOCKS
  (COST $142,813,621)                       143,458,903
                                         --------------

MONEY MARKET FUNDS -- 1.5%
 2,229,071  FBR Fund for Government
              Investors
              (Cost $2,229,071)               2,229,071
                                         --------------
TOTAL INVESTMENTS -- 97.1%
  (COST $145,042,692)                       145,687,974
Other Assets Less Liabilities -- 2.9%         4,327,324
                                         --------------
NET ASSETS -- 100.0%                     $  150,015,298
                                         ==============

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
PORTFOLIOS OF INVESTMENTS
December 31, 2002 (continued)

            AGGRESSIVE MICRO CAP PORTFOLIO
-------------------------------------------------------
                                           Market Value
  Shares                                     (Note 1)
-------------------------------------------------------
COMMON STOCKS -- 96.8%
AEROSPACE/DEFENSE -- 3.3%
    12,000  InVision Technologies, Inc.*   $    316,320
                                           ------------
APPAREL -- 3.1%
    16,500  Pacific Sunwear of
              California, Inc.*                 291,885
                                           ------------
AUTOMOTIVE -- 1.8%
    15,000  Spartan Motors, Inc.*               170,700
                                           ------------
BUILDING AND CONSTRUCTION -- 2.3%
     7,000  Hovnanian Enterprises, Inc.*        221,900
                                           ------------
BUSINESS SERVICES -- 3.0%
    11,000  Pre-Paid Legal Services,
              Inc.*                             288,200
                                           ------------
CASINOS AND GAMING -- 5.6%
    13,700  Alliance Gaming Corp.*              233,311
    22,000  Monarch Casino & Resort,
              Inc.*                             302,060
                                           ------------
                                                535,371
                                           ------------
CHEMICALS -- 3.9%
    20,000  A. Schulman, Inc.                   372,200
                                           ------------
COMPUTER EQUIPMENT -- 11.5%
    44,000  Cray, Inc.*                         337,480
    21,300  Neoware Systems, Inc.*              317,583
    21,500  Pinnacle Systems, Inc.*             292,615
    22,500  Western Digital Corp.*              143,775
                                           ------------
                                              1,091,453
                                           ------------
COMPUTER SOFTWARE AND SERVICES -- 5.2%
    50,000  Pervasive Software, Inc.*           206,000
    15,000  Verisity Ltd.*                      285,900
                                           ------------
                                                491,900
                                           ------------
ELECTRONICS -- 4.4%
    10,000  Benchmark Electronics, Inc.*        286,600
    28,600  Sonic Solutions*                    143,000
                                           ------------
                                                429,600
                                           ------------
ENGINEERING AND CONSULTING
  SERVICES -- 7.8%
     5,000  EMCOR Group, Inc.*                  265,050
    11,700  FTI Consulting, Inc.*               469,755
                                           ------------
                                                734,805
                                           ------------
FOOD, BEVERAGE AND TOBACCO -- 3.7%
    10,000  Panera Bread Co.*                   348,100
                                           ------------
HEALTHCARE PRODUCTS AND SERVICES -- 2.9%
    20,000  American Medical Security
              Group, Inc.*                      279,600
                                           ------------

-------------------------------------------------------
                                           Market Value
  Shares                                     (Note 1)
-------------------------------------------------------
-------------------------------------------------------
INSURANCE -- 2.4%
     5,500  Hilb, Rogal and Hamilton Co.   $    224,950
                                           ------------
MEDICAL EQUIPMENT AND
  SUPPLIES -- 5.6%
    20,000  Hanger Orthopedic Group,
              Inc.*                             263,000
    13,000  Immucor, Inc.*                      263,250
                                           ------------
                                                526,250
                                           ------------
METALS AND MINING -- 2.8%
    10,500  Royal Gold, Inc.                    261,671
                                           ------------
OIL AND GAS SERVICES -- 2.9%
    11,000  Oceaneering International,
              Inc.*                             272,140
                                           ------------
PHARMACEUTICALS -- 5.1%
    23,400  Chattem, Inc.*                      480,870
                                           ------------
REAL ESTATE -- 2.5%
    13,500  Fidelity National Information
              Solutions, Inc.*                  232,875
                                           ------------
RESTAURANTS -- 7.2%
    15,000  Landry's Restaurants, Inc.          318,600
    10,000  P.F. Chang's China Bistro,
              Inc.*                             363,000
                                           ------------
                                                681,600
                                           ------------
RETAIL -- 2.7%
    10,000  Fred's, Inc.                        257,000
                                           ------------
SEMICONDUCTORS AND RELATED -- 2.3%
    14,000  Artisan Components, Inc.*           216,020
                                           ------------
UTILITIES -- 4.8%
    13,500  Denbury Resources, Inc.*            152,550
     8,000  UGI Corp.                           299,120
                                           ------------
                                                451,670
                                           ------------
TOTAL COMMON STOCKS
  (COST $8,628,008)                           9,177,080
                                           ------------

MONEY MARKET FUNDS -- 3.4%
   325,453  FBR Fund for Government
              Investors
              (Cost $325,453)                   325,453
                                           ------------
TOTAL INVESTMENTS -- 100.2%
  (COST $8,953,461)                           9,502,533
Liabilities in Excess of Other
  Assets -- (0.2)%                              (21,351)
                                           ------------
NET ASSETS -- 100.0%                       $  9,481,182
                                           ============

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
PORTFOLIOS OF INVESTMENTS
December 31, 2002 (continued)

               SMALL CAP VALUE PORTFOLIO
-------------------------------------------------------
                                           Market Value
  Shares                                     (Note 1)
-------------------------------------------------------
COMMON STOCKS -- 97.5%
APPAREL -- 6.2%
     7,870  Kellwood Co.                   $    204,620
     7,180  Quicksilver, Inc.*                  191,419
                                           ------------
                                                396,039
                                           ------------
BANKING -- 4.0%
     9,500  Community First Bankshares,
              Inc.                              251,370
                                           ------------
BUILDING AND CONSTRUCTION -- 2.1%
    15,780  USG Corp.*                          133,341
                                           ------------
CASINOS AND GAMING -- 1.5%
     6,650  Boyd Gaming Corp.*                   93,432
                                           ------------
CHEMICALS -- 4.2%
    17,600  RPM International, Inc.             268,928
                                           ------------
COMPUTER EQUIPMENT -- 11.4%
     9,600  Avocent Corp.*                      213,312
    35,200  CompuCom Systems, Inc.*             197,472
     9,000  Imation Corp.*                      315,720
                                           ------------
                                                726,504
                                           ------------
CONSUMER PRODUCTS AND SERVICES -- 13.6%
     9,500  Blyth, Inc.                         254,220
    44,890  MPS Group, Inc.*                    248,691
    15,000  Nu Skin Enterprises, Inc.           179,550
     7,000  Regis Corp.                         181,930
                                           ------------
                                                864,391
                                           ------------
ENERGY EQUIPMENT & SERVICES -- 4.7%
    19,150  Headwaters, Inc.*                   297,016
                                           ------------
FINANCIAL SERVICES -- 1.6%
     6,000  Charter Municipal Mortgage
              Acceptance Co.                    104,220
                                           ------------
FOOD, BEVERAGE, AND TOBACCO -- 1.2%
     3,250  Sensient Technologies Corp.          73,028
                                           ------------
HEALTHCARE PRODUCTS AND SERVICES -- 2.4%
    17,700  US Oncology, Inc.*                  153,459
                                           ------------
INDUSTRIAL GAS AND SERVICES -- 7.2%
    18,400  AirGas, Inc.*                       317,400
     5,260  Hughes Supply, Inc.                 143,703
                                           ------------
                                                461,103
                                           ------------
MEDICAL EQUIPMENT AND SUPPLIES -- 3.8%
    11,480  Hanger Orthopedic Group,
              Inc.*                             150,962
     2,300  Pediatrix Medical Group,
              Inc.*                              92,138
                                           ------------
                                                243,100
                                           ------------

-------------------------------------------------------
                                           Market Value
  Shares                                     (Note 1)
-------------------------------------------------------
-------------------------------------------------------
OFFICE EQUIPMENT AND SUPPLIES -- 2.9%
    37,000  OfficeMax, Inc.*               $    185,000
                                           ------------
PAPER AND PACKAGING -- 2.2%
    17,700  Crown Cork & Seal Company,
              Inc.*                             140,715
                                           ------------
REAL ESTATE INVESTMENT TRUST -- 3.4%
    25,650  MFA Mortgage Investments,
              Inc.                              215,460
                                           ------------
RESTAURANTS -- 3.8%
     5,700  Lone Star Steakhouse &
              Saloon, Inc.                      110,238
     4,780  RARE Hospitality
              International, Inc.*              132,024
                                           ------------
                                                242,262
                                           ------------
RETAIL -- 10.5%
     6,700  Gart Sports Co.*                    129,645
    10,040  ShopKo Stores, Inc.*                124,998
    18,000  The Sports Authority, Inc.*         126,000
     7,600  Tractor Supply Co.*                 285,760
                                           ------------
                                                666,403
                                           ------------
TELECOMMUNICATIONS EQUIPMENT AND SERVICES -- 6.8%
     5,700  ADTRAN, Inc.*                       187,530
    11,600  Inter-Tel, Inc.                     242,556
                                           ------------
                                                430,086
                                           ------------
WASTE MANAGEMENT SERVICES -- 4.0%
     6,600  Waste Connections, Inc.*            254,826
                                           ------------
TOTAL COMMON STOCKS
  (COST $5,945,992)                           6,200,683
                                           ------------

MONEY MARKET FUNDS -- 2.2%
   141,355  FBR Fund for Government
              Investors
              (Cost $141,355)                   141,355
                                           ------------
TOTAL INVESTMENTS -- 99.7%
  (COST $6,087,347)                           6,342,038
Other Assets Less Liabilities -- 0.3%            20,954
                                           ------------
NET ASSETS -- 100.0%                       $  6,362,992
                                           ============

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
PORTFOLIOS OF INVESTMENTS
December 31, 2002 (continued)

               LARGE CAP GROWTH PORTFOLIO
---------------------------------------------------------
                                            Market Value
  Shares                                      (Note 1)
---------------------------------------------------------
COMMON STOCKS -- 92.0%
APPAREL -- 1.0%
     3,100  Nike, Inc.                     $      137,857
                                           --------------
AUTOMOTIVE -- 2.8%
    24,800  Nissan Motor Co., Ltd.                381,424
                                           --------------
COMPUTER EQUIPMENT -- 16.3%
    23,875  Cisco Systems, Inc.                   312,762
    28,500  Dell Computer Corp.*                  762,090
    15,100  Emulex Corp.*                         280,105
    18,375  Hewlett-Packard Co.                   318,990
     7,500  International Business
              Machines Corp.                      581,250
                                           --------------
                                                2,255,197
                                           --------------
COMPUTER SOFTWARE AND SERVICES -- 12.2%
    12,275  First Data Corp.                      434,658
    10,875  Intuit, Inc.*                         510,255
     8,350  Microsoft Corp.*                      431,695
    19,325  Yahoo! Inc.*                          315,964
                                           --------------
                                                1,692,572
                                           --------------
CONSUMER PRODUCTS AND SERVICES -- 7.2%
    10,000  The Clorox Co.                        412,500
     8,550  eBay, Inc.*                           579,861
                                           --------------
                                                  992,361
                                           --------------
ENTERTAINMENT -- 3.2%
    17,125  Fox Entertainment Group,
              Inc.*                               444,051
                                           --------------
FINANCIAL SERVICES -- 5.2%
     6,900  SLM Corp.                             716,634
                                           --------------
FOOD, BEVERAGE AND TOBACCO -- 4.1%
     8,775  Sysco Corp.                           261,407
     5,500  Wm. Wrigley Jr. Co.                   301,840
                                           --------------
                                                  563,247
                                           --------------
HEALTHCARE PRODUCTS AND SERVICES -- 6.2%
     4,825  Forest Laboratories, Inc.*            473,912
     7,200  Johnson & Johnson                     386,712
                                           --------------
                                                  860,624
                                           --------------

---------------------------------------------------------
                                            Market Value
  Shares                                      (Note 1)
---------------------------------------------------------
---------------------------------------------------------
INSURANCE -- 5.9%
    10,550  The Allstate Corp.*            $      390,244
     8,700  The Progressive Corp.                 431,781
                                           --------------
                                                  822,025
                                           --------------
MEDICAL EQUIPMENT AND SUPPLIES -- 2.2%
     4,550  Stryker Corp.                         305,396
                                           --------------
RECREATIONAL PRODUCTS -- 2.8%
     8,500  Harley-Davidson, Inc.                 392,700
                                           --------------
RETAIL -- 11.6%
     7,975  Bed Bath & Beyond, Inc.*              275,377
     4,050  Kohl's Corp.*                         226,598
     6,700  Lowe's Companies, Inc.                251,250
    19,000  The TJX Companies, Inc.               370,880
     9,500  Wal-Mart Stores, Inc.                 479,845
                                           --------------
                                                1,603,950
                                           --------------
SEMICONDUCTORS AND RELATED -- 3.6%
    37,700  Applied Materials, Inc.*              491,231
                                           --------------
TELECOMUNICATION, EQUIPMENT AND SERVICES -- 7.7%
    42,275  Nextel Communications, Inc.*          488,276
    15,900  QUALCOMM, Inc.*                       578,601
                                           --------------
                                                1,066,877
                                           --------------
TOTAL COMMON STOCKS (COST $13,607,620)
                                               12,726,146
                                           --------------

MONEY MARKET FUNDS -- 8.6%
 1,189,273  FBR Fund for Government
              Investors
              (Cost $1,189,273)                 1,189,273
                                           --------------
TOTAL INVESTMENTS -- 100.6%
  (COST $14,796,893)                           13,915,419
Liabilities in Excess of Other
  Assets -- (0.6)%                                (83,955)
                                           --------------
NET ASSETS -- 100.0%                       $   13,831,464
                                           ==============

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
PORTFOLIOS OF INVESTMENTS
December 31, 2002 (continued)

               LARGE CAP VALUE PORTFOLIO
-------------------------------------------------------
                                           Market Value
  Shares                                     (Note 1)
-------------------------------------------------------
COMMON STOCKS -- 89.5%
CHEMICALS -- 4.7%
       795  PPG Industries, Inc.           $     39,869
                                           ------------
COMPUTER EQUIPMENT -- 4.5%
     2,200  Hewlett-Packard Co.                  38,192
                                           ------------
CONSUMER PRODUCTS AND SERVICES -- 4.9%
     1,200  Eastman Kodak Co.                    42,048
                                           ------------
FOOD, BEVERAGE AND TOBACCO -- 13.5%
       810  Anheuser-Busch Companies,
              Inc.                               39,204
     1,100  ConAgra Foods, Inc.                  27,511
       500  Dean Foods Co.*                      18,550
     1,350  Sara Lee Corp.                       30,388
                                           ------------
                                                115,653
                                           ------------
INDUSTRIAL SERVICES -- 4.0%
     1,600  Republic Services, Inc.*             33,568
                                           ------------
INSURANCE -- 8.8%
     1,345  AFLAC, Inc.                          40,511
       700  The Progressive Corp.                34,741
                                           ------------
                                                 75,252
                                           ------------
MAJOR BANKS -- 9.5%
     1,590  KeyCorp                              39,973
     1,650  SouthTrust Corp.                     41,003
                                           ------------
                                                 80,976
                                           ------------
OFFICE EQUIPMENT AND SUPPLIES -- 2.6%
     1,225  Staples, Inc.*                       22,418
                                           ------------
OIL AND GAS SERVICES -- 9.6%
       500  Burlington Resources, Inc.           21,325
       855  ConocoPhillips                       41,373
       700  Occidental Petroleum Corp.           19,915
                                           ------------
                                                 82,613
                                           ------------

-------------------------------------------------------
                                           Market Value
  Shares                                     (Note 1)
-------------------------------------------------------
-------------------------------------------------------
REGIONAL BANKS -- 13.3%
     1,600  Marshall & Illsley Corp.       $     43,808
     1,950  National Commerce Financial
              Corp.                              46,507
       700  North Fork Bancorporation,
              Inc.                               23,618
                                           ------------
                                                113,933
                                           ------------
SAVINGS BANKS -- 7.0%
       300  Golden West Financial Corp.          21,543
       500  New York Community Bancorp,
              Inc.                               14,440
     1,715  Sovereign Bancorp, Inc.              24,096
                                           ------------
                                                 60,079
                                           ------------
TELECOMMUNICATIONS EQUIPMENT AND SERVICES -- 3.8%
     1,100  CenturyTel, Inc.                     32,318
                                           ------------
UTILITIES -- 3.3%
       450  DTE Energy Co.                       20,880
       250  The Southern Co.                      7,098
                                           ------------
                                                 27,978
                                           ------------
TOTAL COMMON STOCKS
  (COST $786,754)                               764,897
                                           ------------

MONEY MARKET FUNDS -- 4.8%
    40,900  FBR Fund for Government
              Investors (Cost $40,900)           40,900
                                           ------------
TOTAL INVESTMENTS -- 94.3%
  (COST $827,654)                               805,797
Other Assets Less Liabilities -- 5.7%            48,690
                                           ------------
NET ASSETS -- 100.0%                       $    854,487
                                           ============

------------------------------

* Non-income producing

ADR American Depository Receipts

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2002

                                                            AGGRESSIVE       MID CAP       AGGRESSIVE
                                                              GROWTH         GROWTH        MICRO CAP
                                                            PORTFOLIO       PORTFOLIO      PORTFOLIO
 ASSETS
   Securities at Value* (Note 1).........................  $ 45,566,815   $ 145,687,974   $  9,502,533
   Investment Income Receivable (Note 1).................         7,132          15,524          4,061
   Receivable for Securities Sold (Note 1)...............       300,317              --             --
   Receivable for Shares Sold............................        89,954       5,400,485          1,777
   Other Assets..........................................         1,812              --             --
                                                           ------------   -------------   ------------
     Total Assets........................................    45,966,030     151,103,983      9,508,371
                                                           ------------   -------------   ------------
 LIABILITIES
   Investment Advisory Fee Payable (Note 2)..............        28,494         111,556          6,932
   Administrative Fee Payable (Note 2)...................         8,481          13,280          2,063
   Payable for Securities Purchased (Note 1).............     3,746,476              --             --
   Payable for Shares Redeemed...........................     7,492,724         944,180         16,892
   Distribution Fees Payable (Note 4)....................           282             909             65
   Other Liabilities.....................................         5,088          18,760          1,237
                                                           ------------   -------------   ------------
     Total Liabilities...................................    11,281,545       1,088,685         27,189
                                                           ------------   -------------   ------------
 NET ASSETS..............................................  $ 34,684,485   $ 150,015,298   $  9,481,182
                                                           ============   =============   ============
 NET ASSETS CONSIST OF:
   Paid-in Capital applicable to:
     Regular Class.......................................  $ 61,836,209   $ 225,163,637   $ 20,902,478
     I Class.............................................            --      26,407,497             --
   Accumulated Net Realized Loss on Investments..........   (26,051,351)   (102,201,118)   (11,970,368)
   Net Unrealized Appreciation (Depreciation) of
     Investments.........................................    (1,100,373)        645,282        549,072
                                                           ------------   -------------   ------------
 NET ASSETS..............................................  $ 34,684,485   $ 150,015,298   $  9,481,182
                                                           ============   =============   ============
   Regular Class.........................................  $ 34,684,485   $ 136,836,373   $  9,481,182
                                                           ============   =============   ============
   I Class...............................................  $         --   $  13,178,925   $         --
                                                           ============   =============   ============
 SHARES OUTSTANDING
   Regular Class.........................................     3,868,381       7,889,745        530,856
                                                           ============   =============   ============
   I Class...............................................            --         750,722             --
                                                           ============   =============   ============
 NET ASSET VALUE PER SHARE:
   Regular Class.........................................  $       8.97   $       17.34   $      17.86
                                                           ============   =============   ============
   I Class...............................................  $         --   $       17.56   $         --
                                                           ============   =============   ============
 --------------------------------------------------------
 * The Cost of Securities at Value is $46,667,188, $145,042,692, and $8,953,461, respectively

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2002

                                                              SMALL CAP      LARGE CAP       LARGE CAP
                                                                VALUE          GROWTH          VALUE
                                                              PORTFOLIO      PORTFOLIO       PORTFOLIO
 ASSETS
   Securities at Value* (Note 1)...........................  $ 6,342,038    $ 13,915,419    $   805,797
   Investment Income Receivable
     (Note 1)..............................................       10,577           7,123          1,328
   Receivable for Securities Sold
     (Note 1)..............................................           --              --        232,869
   Receivable for Shares Sold..............................       17,378             592             --
   Other Assets............................................           --              --             --
                                                             -----------    ------------    -----------
     Total Assets..........................................    6,369,993      13,923,134      1,039,994
                                                             -----------    ------------    -----------
 LIABILITIES
   Investment Advisory Fee Payable (Note 2)................        4,713          10,102            558
   Administrative Fee Payable (Note 2).....................        1,403           3,006            186
   Payable for Securities Purchased (Note 1)...............           --              --        184,608
   Payable for Shares Redeemed.............................           --          76,662             37
   Distribution Fees Payable (Note 4)......................           43              96              6
   Other Liabilities.......................................          842           1,804            112
                                                             -----------    ------------    -----------
     Total Liabilities.....................................        7,001          91,670        185,507
                                                             -----------    ------------    -----------
 NET ASSETS................................................  $ 6,362,992    $ 13,831,464    $   854,487
                                                             ===========    ============    ===========
 NET ASSETS CONSIST OF:
   Paid-in Capital.........................................  $ 7,313,498    $ 35,591,483    $ 1,339,248
   Undistributed Net Investment Income.....................          292              --             39
   Accumulated Net Realized Loss on Investments............   (1,205,489)    (20,878,545)      (462,943)
   Net Unrealized Appreciation (Depreciation) of
     Investments...........................................      254,691        (881,474)       (21,857)
                                                             -----------    ------------    -----------
 NET ASSETS................................................  $ 6,362,992    $ 13,831,464    $   854,487
                                                             ===========    ============    ===========
 SHARES OUTSTANDING........................................      634,299       1,134,468        121,578
                                                             ===========    ============    ===========
 NET ASSET VALUE PER SHARE.................................  $     10.03    $      12.19    $      7.03
                                                             ===========    ============    ===========
 ----------------------------------------------------------
 * The Cost of Securities at Value is $6,087,347, $14,796,893, and $827,654, respectively.

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002

                                                            AGGRESSIVE       MID CAP       AGGRESSIVE
                                                              GROWTH          GROWTH        MICRO CAP
                                                            PORTFOLIO       PORTFOLIO       PORTFOLIO
 INVESTMENT INCOME
   Interest (Note 1).....................................  $     24,504    $     93,216    $     6,700
   Dividends (Note 1)....................................       241,059         829,935         29,474
                                                           ------------    ------------    -----------
     Total Investment Income.............................       265,563         923,151         36,174
                                                           ------------    ------------    -----------
 EXPENSES
   Investment Advisory Fee (Note 2)......................       469,643       1,436,452        104,681
   Administrative Fee (Note 2)...........................       139,775         171,006         31,155
   Distribution Plan Fees -- Regular Class (Note 4)......       139,775         390,951         31,155
   Transfer Agent and Custodian Fee (Note 3).............       109,577         295,573         53,250
   Shareholder Reports and Notices.......................        27,189         101,382         12,858
   Registration Fees.....................................        17,717          36,806         16,970
   Insurance Fees........................................        13,634          43,547          3,549
   Audit Fees............................................         9,600           9,600          9,600
   Trustees' Fees and Expenses (Note 2)..................         7,143           7,143          7,143
   Legal Fees............................................         6,454           6,454          6,454
   Other Expenses........................................           954           2,194            675
                                                           ------------    ------------    -----------
     Total Expenses......................................       941,461       2,501,108        277,490
     Less Expenses Reimbursed by Investment Adviser (Note
       2)................................................      (108,403)       (260,815)       (91,806)
                                                           ------------    ------------    -----------
       Net Expenses......................................       833,058       2,240,293        185,684
                                                           ------------    ------------    -----------
 NET INVESTMENT LOSS.....................................      (567,495)     (1,317,142)      (149,510)
                                                           ------------    ------------    -----------
 Net Realized Loss on Investment Transactions............   (14,665,365)    (27,246,203)      (702,835)
 Change in Net Unrealized Appreciation/Depreciation of
   Investments...........................................    (9,354,201)    (16,552,887)    (2,154,931)
                                                           ------------    ------------    -----------
 NET LOSS ON INVESTMENTS.................................   (24,019,566)    (43,799,090)    (2,857,766)
                                                           ------------    ------------    -----------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS....  $(24,587,061)   $(45,116,232)   $(3,007,276)
                                                           ============    ============    ===========

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002

                                                                SMALL CAP      LARGE CAP     LARGE CAP
                                                                  VALUE         GROWTH         VALUE
                                                                PORTFOLIO      PORTFOLIO     PORTFOLIO
 INVESTMENT INCOME
   Interest (Note 1).........................................  $     4,161    $     5,063    $     628
   Dividends (Note 1)........................................       88,801        103,515       14,235
                                                               -----------    -----------    ---------
     Total Investment Income.................................       92,962        108,578       14,863
                                                               -----------    -----------    ---------
 EXPENSES
   Investment Advisory Fee (Note 2)..........................       54,359        135,879        6,792
   Administrative Fee (Note 2)...............................       16,178         40,440        2,264
   Distribution Plan Fees (Note 4)...........................       16,178         40,440        2,264
   Transfer Agent and Custodian Fee (Note 3).................       48,902         58,163       42,989
   Organizational Expense (Note 1)...........................       18,360         18,360       18,360
   Registration Fees.........................................       16,410         16,410       16,327
   Audit Fees................................................        9,600          9,600        9,600
   Trustees' Fees and Expenses (Note 2)......................        7,143          7,143        7,143
   Legal Fees................................................        6,454          6,454        6,454
   Shareholder Reports and Notices...........................        4,417         15,569        1,463
   Insurance Fees............................................          782          5,458          244
   Other Expenses............................................          305            874          298
                                                               -----------    -----------    ---------
     Total Expenses..........................................      199,088        354,790      114,198
     Less Expenses Reimbursed by Investment Adviser (Note
       2)....................................................     (102,666)      (113,766)    (101,520)
                                                               -----------    -----------    ---------
       Net Expenses..........................................       96,422        241,024       12,678
                                                               -----------    -----------    ---------
 NET INVESTMENT INCOME (LOSS)................................       (3,460)      (132,446)       2,185
                                                               -----------    -----------    ---------
 Net Realized Loss on Investment Transactions................   (1,205,489)    (2,363,379)    (167,920)
 Change in Net Unrealized Appreciation/Depreciation of
   Investments...............................................      (73,928)    (2,449,986)     (31,934)
                                                               -----------    -----------    ---------
 NET LOSS ON INVESTMENTS.....................................   (1,279,417)    (4,813,365)    (199,854)
                                                               -----------    -----------    ---------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $(1,282,877)   $(4,945,811)   $(197,669)
                                                               ===========    ===========    =========

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                  AGGRESSIVE GROWTH                MID CAP GROWTH
                                                      PORTFOLIO                       PORTFOLIO
                                                 FOR THE YEARS ENDED             FOR THE YEARS ENDED
                                                     DECEMBER 31,                   DECEMBER 31,
                                             ----------------------------   -----------------------------
                                                 2002           2001            2002            2001
                                             ------------   -------------   -------------   -------------
 FROM INVESTMENT ACTIVITIES
   Net Investment Loss.....................  $  (567,495)   $    (254,873)  $  (1,317,142)  $    (336,434)
   Net Realized Loss on Investment
     Transactions..........................  (14,665,365)      (9,099,335)    (27,246,203)    (53,679,300)
   Change in Net Unrealized Appreciation/
     Depreciation of Investments...........   (9,354,201)      (2,480,799)    (16,552,887)    (24,508,738)
                                             ------------   -------------   -------------   -------------
     Net Decrease in Net Assets Resulting
       from Operations.....................  (24,587,061)     (11,835,007)    (45,116,232)    (78,524,472)
                                             ------------   -------------   -------------   -------------
 FROM SHARE TRANSACTIONS
   Net Proceeds from Sales of Shares:
       Regular Class.......................   60,687,229      150,873,005     120,908,460     221,183,096
       I Class.............................           --               --       6,551,769       5,840,632
   Cost of Shares Redeemed:
       Regular Class.......................  (74,671,466)    (152,927,618)   (108,270,674)   (244,942,950)
       I Class.............................           --               --      (3,779,009)     (9,821,891)
                                             ------------   -------------   -------------   -------------
     Net Increase (Decrease) in Net Assets
       Resulting from Share Transactions...  (13,984,237)      (2,054,613)     15,410,546     (27,741,113)
                                             ------------   -------------   -------------   -------------
     TOTAL DECREASE IN NET ASSETS..........  (38,571,298)     (13,889,620)    (29,705,686)   (106,265,585)
 NET ASSETS -- Beginning of Year...........   73,255,783       87,145,403     179,720,984     285,986,569
                                             ------------   -------------   -------------   -------------
 NET ASSETS -- End of Year.................  $34,684,485    $  73,255,783   $ 150,015,298   $ 179,720,984
                                             ============   =============   =============   =============
 SHARES
   Sold:
       Regular Class.......................    5,314,780       10,975,786       6,132,867       9,035,895
       I Class.............................           --               --         316,788         232,927
   Redeemed:
       Regular Class.......................   (6,643,279)     (11,150,780)     (5,612,684)    (10,129,589)
       I Class.............................           --               --        (191,307)       (413,828)
                                             ------------   -------------   -------------   -------------
     Net Increase (Decrease) in Shares.....   (1,328,499)        (174,994)        645,664      (1,274,595)
                                             ============   =============   =============   =============

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                   AGGRESSIVE MICRO CAP             SMALL CAP VALUE
                                                         PORTFOLIO                     PORTFOLIO
                                                    FOR THE YEARS ENDED           FOR THE YEARS ENDED
                                                       DECEMBER 31,                  DECEMBER 31,
                                                ---------------------------   ---------------------------
                                                    2002           2001           2002           2001
                                                ------------   ------------   ------------   ------------
 FROM INVESTMENT ACTIVITIES
   Net Investment Income (Loss)...............  $  (149,510)   $   (130,899)  $    (3,460)   $     9,389
   Net Realized Gain (Loss) on Investment
     Transactions.............................     (702,835)     (5,675,002)   (1,205,489)       441,104
   Change in Net Unrealized Appreciation/
     Depreciation of Investments..............   (2,154,931)      1,785,959       (73,928)        28,298
                                                -----------    ------------   -----------    -----------
     Net Increase (Decrease) in Net Assets
       Resulting from Operations..............   (3,007,276)     (4,019,942)   (1,282,877)       478,791
                                                -----------    ------------   -----------    -----------
 DISTRIBUTIONS TO SHAREHOLDERS
   From Net Investment Income.................           --              --        (5,140)       (16,426)
   From Net Realized Gain.....................           --              --      (287,283)            --
                                                -----------    ------------   -----------    -----------
     Total Distributions to Shareholders......           --              --      (292,423)       (16,426)
                                                -----------    ------------   -----------    -----------
 FROM SHARE TRANSACTIONS
   Net Proceeds from Sales of Shares..........    4,633,641      44,845,031     8,001,268      9,463,455
   Reinvestment of Distributions..............           --              --       284,510         16,243
   Cost of Shares Redeemed....................   (8,687,893)    (53,473,862)   (5,121,474)    (7,132,274)
                                                -----------    ------------   -----------    -----------
     Net Increase (Decrease) in Net Assets
       Resulting from Share Transactions......   (4,054,252)     (8,628,831)    3,164,304      2,347,424
                                                -----------    ------------   -----------    -----------
     TOTAL INCREASE (DECREASE) IN NET
       ASSETS.................................   (7,061,528)    (12,648,773)    1,589,004      2,809,789
 NET ASSETS -- Beginning of Year..............   16,542,710      29,191,483     4,773,988      1,964,199
                                                -----------    ------------   -----------    -----------
 NET ASSETS -- End of Year....................  $ 9,481,182    $ 16,542,710   $ 6,362,992    $ 4,773,988
                                                ===========    ============   ===========    ===========
 SHARES
   Sold.......................................      208,373       2,038,514       644,892        838,962
   Issued in Reinvestment of Distributions....           --              --        28,371          1,325
   Redeemed...................................     (393,751)     (2,402,343)     (429,419)      (630,425)
                                                -----------    ------------   -----------    -----------
     Net Increase (Decrease) in Shares........     (185,378)       (363,829)      243,844        209,862
                                                ===========    ============   ===========    ===========

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                         LARGE CAP GROWTH             LARGE CAP VALUE
                                                            PORTFOLIO                    PORTFOLIO
                                                       FOR THE YEARS ENDED          FOR THE YEARS ENDED
                                                           DECEMBER 31,                DECEMBER 31,
                                                    --------------------------   -------------------------
                                                       2002           2001          2002          2001
                                                    -----------   ------------   -----------   -----------
 FROM INVESTMENT ACTIVITIES
   Net Investment Income (Loss)...................  $  (132,446)  $   (162,473)  $     2,185   $     6,011
   Net Realized Loss on Investment Transactions...   (2,363,379)   (14,555,778)     (167,920)     (159,534)
   Change in Net Unrealized Appreciation/
     Depreciation of Investments..................   (2,449,986)     4,237,420       (31,934)      (28,830)
                                                    -----------   ------------   -----------   -----------
     Net Decrease in Net Assets Resulting from
       Operations.................................   (4,945,811)   (10,480,831)     (197,669)     (182,353)
                                                    -----------   ------------   -----------   -----------
 DISTRIBUTIONS TO SHAREHOLDERS
   From Net Investment Income.....................           --             --        (4,184)       (8,810)
                                                    -----------   ------------   -----------   -----------
 FROM SHARE TRANSACTIONS
   Net Proceeds from Sales of Shares..............    6,490,743     27,238,340     1,419,443     2,375,536
   Reinvestment of Distributions..................           --             --         4,153         8,753
   Cost of Shares Redeemed........................   (8,548,293)   (39,991,036)   (1,325,292)   (2,433,678)
                                                    -----------   ------------   -----------   -----------
     Net Increase (Decrease) in Net Assets
       Resulting from Share Transactions..........   (2,057,550)   (12,752,696)       98,304       (49,389)
                                                    -----------   ------------   -----------   -----------
     TOTAL DECREASE IN NET ASSETS.................   (7,003,361)   (23,233,527)     (103,549)     (240,552)
 NET ASSETS -- Beginning of Year..................   20,834,825     44,068,352       958,036     1,198,588
                                                    -----------   ------------   -----------   -----------
 NET ASSETS -- End of Year........................  $13,831,464   $ 20,834,825   $   854,487   $   958,036
                                                    ===========   ============   ===========   ===========
 SHARES
   Sold...........................................      469,930      1,619,400       172,338       245,897
   Issued in Reinvestment of Distributions........           --             --           590           982
   Redeemed.......................................     (588,022)    (2,395,090)     (159,167)     (255,013)
                                                    -----------   ------------   -----------   -----------
     Net Increase (Decrease) in Shares............     (118,092)      (775,690)       13,761        (8,134)
                                                    ===========   ============   ===========   ===========

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                  AGGRESSIVE GROWTH
                                                                      PORTFOLIO
                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------
                                                  2002       2001       2000       1999       1998
                                                 -------    -------    -------    -------    -------
 PER SHARE OPERATING PERFORMANCE:
   Net Asset Value -- Beginning of Year........   $14.10     $16.22     $19.01     $14.82     $13.29
                                                 -------    -------    -------    -------    -------
   Income (Loss) from Investment Operations:
     Net Investment Loss.......................    (0.15)     (0.05)     (0.19)     (0.16)     (0.15)
     Net Realized and Unrealized Gain (Loss) on
       Investments.............................    (4.98)     (2.07)      0.59       6.95       1.68
                                                 -------    -------    -------    -------    -------
   Total from Investment Operations............    (5.13)     (2.12)      0.40       6.79       1.53
                                                 -------    -------    -------    -------    -------
 Distributions to Shareholders:
   From Net Realized Gain......................       --         --      (3.19)     (2.60)        --
                                                 -------    -------    -------    -------    -------
   Net Increase (Decrease) in Net Asset
     Value.....................................    (5.13)     (2.12)     (2.79)      4.19       1.53
                                                 -------    -------    -------    -------    -------
   Net Asset Value -- End of Year..............    $8.97     $14.10     $16.22     $19.01     $14.82
                                                 =======    =======    =======    =======    =======
 TOTAL INVESTMENT RETURN.......................   (36.38)%   (13.07)%     3.06%     46.11%     11.51%
 RATIOS TO AVERAGE NET ASSETS:
   Expenses After Reimbursement (Note 2).......     1.49%      1.49%      1.49%      1.49%      1.68%
   Expenses Before Reimbursement (Note 2)......     1.69%      1.65%      1.63%      1.68%      1.89%
   Net Investment Loss After Reimbursement
     (Note 2)..................................    (1.02)%    (0.35)%    (1.11)%    (1.00)%    (0.92)%
   Net Investment Loss Before Reimbursement
     (Note 2)..................................    (1.22)%    (0.51)%    (1.26)%    (1.20)%    (1.13)%
 SUPPLEMENTARY DATA:
   Portfolio Turnover Rate.....................      517%       535%       376%       702%       237%
   Net Assets at End of Year (in thousands)....  $34,684    $73,256    $87,145    $90,028    $81,404
   Number of Shares Outstanding at End of Year
     (in thousands)............................    3,868      5,197      5,372      4,736      5,491

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                   MID CAP GROWTH
                                                                     PORTFOLIO
                                                                   REGULAR CLASS
                                               ------------------------------------------------------
                                                          FOR THE YEARS ENDED DECEMBER 31,
                                               ------------------------------------------------------
                                                 2002        2001        2000        1999       1998
                                               --------    --------    --------    --------    ------
 PER SHARE OPERATING PERFORMANCE:
   Net Asset Value -- Beginning of Year......    $22.47      $30.84      $30.20      $13.65    $12.43
                                               --------    --------    --------    --------    ------
   Income (Loss) from Investment Operations:
     Net Investment Loss.....................     (0.16)      (0.05)      (0.25)      (0.08)    (0.06)
     Net Realized and Unrealized Gain (Loss)
       on Investments........................     (4.97)      (8.32)       1.32(A)    17.40      1.59
                                               --------    --------    --------    --------    ------
   Total from Investment Operations..........     (5.13)      (8.37)       1.07       17.32      1.53
                                               --------    --------    --------    --------    ------
 Distributions to Shareholders:
   From Net Realized Gain....................        --          --       (0.43)      (0.77)    (0.31)
                                               --------    --------    --------    --------    ------
   Net Increase (Decrease) in Net Asset
     Value...................................     (5.13)      (8.37)       0.64       16.55      1.22
                                               --------    --------    --------    --------    ------
   Net Asset Value -- End of Year............    $17.34      $22.47      $30.84      $30.20    $13.65
                                               ========    ========    ========    ========    ======
 TOTAL INVESTMENT RETURN.....................    (22.83)%    (27.14)%      3.63%     126.97%    12.31%
 RATIOS TO AVERAGE NET ASSETS:
   Expenses After Reimbursement (Note 2).....      1.34%       1.34%       1.34%       1.49%     1.66%
   Expenses Before Reimbursement (Note 2)....      1.49%       1.50%       1.41%       1.69%     2.56%
   Net Investment Loss After Reimbursement
     (Note 2)................................     (0.80)%     (0.19)%     (0.87)%     (1.00)%   (0.38)%
   Net Investment Loss Before Reimbursement
     (Note 2)................................     (0.95)%     (0.35)%     (0.94)%     (1.23)%   (1.27)%
 SUPPLEMENTARY DATA:
   Portfolio Turnover Rate...................       170%        261%        196%        208%      211%
   Net Assets at End of Year (in
     thousands)..............................  $136,836    $165,561    $261,040    $137,108    $8,124
   Number of Shares Outstanding at End of
     Year (in thousands).....................     7,890       7,370       8,463       4,540       595
 --------------------------------------------

 (A) The per share amount does not coincide with the net realized and unrealized loss for the year because of the timing of sales and redemptions of Fund shares and the amount of per share realized and unrealized gain and loss at such time.

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                         MID CAP GROWTH
                                                                           PORTFOLIO
                                                                            I CLASS
                                                               ----------------------------------
                                                                    FOR THE
                                                                  YEARS ENDED          FOR THE
                                                                  DECEMBER 31,       PERIOD ENDED
                                                               ------------------    DECEMBER 31,
                                                                2002       2001         2000*
                                                               -------    -------    ------------
 PER SHARE OPERATING PERFORMANCE:
   Net Asset Value -- Beginning of Period....................   $22.65     $30.95       $31.31
                                                               -------    -------      -------
   Income (Loss) from Investment Operations:
     Net Investment Income (Loss)............................    (0.09)      0.05        (0.08)
     Net Realized and Unrealized Gain (Loss) on
       Investments...........................................    (5.00)     (8.35)        0.15(A)
                                                               -------    -------      -------
   Total from Investment Operations..........................    (5.09)     (8.30)        0.07
                                                               -------    -------      -------
 Distributions to Shareholders:
   From Net Realized Gain....................................       --         --        (0.43)
                                                               -------    -------      -------
   Net Decrease in Net Asset Value...........................    (5.09)     (8.30)       (0.36)
                                                               -------    -------      -------
   Net Asset Value -- End of Period..........................   $17.56     $22.65       $30.95
                                                               =======    =======      =======
 TOTAL INVESTMENT RETURN.....................................   (22.47)%   (26.82)%       0.31%(B)
 RATIOS TO AVERAGE NET ASSETS:
   Expenses After Reimbursement (Note 2).....................     0.99%      0.99%        0.99%(C)
   Expenses Before Reimbursement (Note 2)....................     1.14%      1.15%        1.06%(C)
   Net Investment Income (Loss) After Reimbursement (Note
     2)......................................................    (0.46)%     0.16%       (0.47)%(C)
   Net Investment Loss Before Reimbursement (Note 2).........    (0.61)%    (0.00)%(+)     (0.54)%(C)
 SUPPLEMENTARY DATA:
   Portfolio Turnover Rate...................................      170%       261%         196%
   Net Assets at End of Period (in thousands)................  $13,179    $14,160      $24,947
   Number of Shares Outstanding at End of Period (in
     thousands)..............................................      751        625          806
 ------------------------------------------------------------

 (A) The per share amount does not coincide with the net realized and unrealized loss for the year because of the timing of sales and redemptions of Fund shares and the amount of per share realized and unrealized gain and loss at such time.
 (B) Total returns for periods of less than one year are not annualized.
 (C) Annualized

 * From Commencement of Operations February 2, 2000.

 (+) The net investment income ratio is less than 0.01%

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                  AGGRESSIVE MICRO CAP
                                                                       PORTFOLIO
                                                    ------------------------------------------------
                                                            FOR THE YEARS ENDED DECEMBER 31,
                                                    ------------------------------------------------
                                                     2002      2001       2000       1999      1998
                                                    ------    -------    -------    ------    ------
 PER SHARE OPERATING PERFORMANCE:
   Net Asset Value -- Beginning of Year...........  $23.10    $ 27.03    $ 22.35    $20.42    $20.40
                                                    ------    -------    -------    ------    ------
   Income (Loss) from Investment Operations:
     Net Investment Loss..........................   (0.28)     (0.18)     (0.14)    (0.28)    (0.14)
     Net Realized and Unrealized Gain (Loss) on
       Investments................................   (4.96)     (3.75)      5.43(A)   3.27      0.16
                                                    ------    -------    -------    ------    ------
   Total from Investment Operations...............   (5.24)     (3.93)      5.29      2.99      0.02
                                                    ------    -------    -------    ------    ------
 Distributions to Shareholders:
   From Net Realized Gain.........................      --         --      (0.61)    (1.06)       --
                                                    ------    -------    -------    ------    ------
   Net Increase (Decrease) in Net Asset Value.....   (5.24)     (3.93)      4.68      1.93      0.02
                                                    ------    -------    -------    ------    ------
   Net Asset Value -- End of Year.................  $17.86     $23.10     $27.03    $22.35    $20.42
                                                    ======    =======    =======    ======    ======
 TOTAL INVESTMENT RETURN..........................  (22.68)%   (14.54)%    23.82%    14.79%     0.10%
 RATIOS TO AVERAGE NET ASSETS:
   Expenses After Reimbursement (Note 2)..........    1.49%      1.49%      1.48%     1.49%     1.51%
   Expenses Before Reimbursement (Note 2).........    2.23%      2.08%      1.84%     2.68%     2.50%
   Net Investment Loss After Reimbursement (Note
     2)...........................................   (1.20)%    (0.72)%    (0.85)%   (1.06)%   (0.71)%
   Net Investment Loss Before Reimbursement (Note
     2)...........................................   (1.94)%    (1.31)%    (1.21)%   (2.24)%   (1.70)%
 SUPPLEMENTARY DATA:
   Portfolio Turnover Rate........................     167%       203%       269%      190%      196%
   Net Assets at End of Year (in thousands).......  $9,481    $16,543    $29,191    $5,869    $9,651
   Number of Shares Outstanding at End of Year (in
     thousands)...................................     531        716      1,080       263       473
 -------------------------------------------------

 (A) The per share amount does not coincide with the net realized and unrealized loss for the year because of the timing of sales and redemptions of Fund shares and the amount of per share realized and unrealized gain and loss at such time.

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                     SMALL CAP VALUE
                                                                        PORTFOLIO
                                                      ----------------------------------------------
                                                             FOR THE YEARS ENDED DECEMBER 31,
                                                      ----------------------------------------------
                                                       2002      2001      2000      1999      1998
                                                      ------    ------    ------    ------    ------
 PER SHARE OPERATING PERFORMANCE:
   Net Asset Value -- Beginning of Year.............  $12.23    $10.88     $9.06     $9.21    $10.12
                                                      ------    ------    ------    ------    ------
   Income (Loss) from Investment Operations:
     Net Investment Income (Loss)...................   (0.01)     0.02     (0.04)     0.19      0.07
     Net Realized and Unrealized Gain (Loss) on
       Investments..................................   (1.71)     1.37      1.88     (0.15)    (0.91)
                                                      ------    ------    ------    ------    ------
   Total from Investment Operations.................   (1.72)     1.39      1.84      0.04     (0.84)
                                                      ------    ------    ------    ------    ------
 Distributions to Shareholders:
   From Net Investment Income.......................   (0.01)    (0.04)    (0.02)    (0.19)    (0.07)
   From Net Realized Gain...........................   (0.47)       --        --        --        --
                                                      ------    ------    ------    ------    ------
       Total Distributions to Shareholders..........   (0.48)    (0.04)    (0.02)    (0.19)    (0.07)
                                                      ------    ------    ------    ------    ------
   Net Increase (Decrease) in Net Asset Value.......   (2.20)     1.35      1.82     (0.15)    (0.91)
                                                      ------    ------    ------    ------    ------
   Net Asset Value -- End of Year...................  $10.03    $12.23    $10.88     $9.06     $9.21
                                                      ======    ======    ======    ======    ======
 TOTAL INVESTMENT RETURN............................  (14.08)%   12.79%    20.29%     0.44%    (8.28)%
 RATIOS TO AVERAGE NET ASSETS:
   Expenses After Reimbursement (Note 2)............    1.49%     1.49%     1.48%     1.49%     1.53%
   Expenses Before Reimbursement (Note 2)...........    3.07%     4.01%     8.62%     9.25%    13.01%
   Net Investment (Income) Loss After Reimbursement
     (Note 2).......................................   (0.05)%    0.23%    (0.56)%    2.42%     1.12%
   Net Investment Loss Before Reimbursement (Note
     2).............................................   (1.63)%   (2.29)%   (7.70)%   (5.34)%  (10.36)%
 SUPPLEMENTARY DATA:
   Portfolio Turnover Rate..........................     271%      290%      148%       91%       85%
   Net Assets at End of Year (in thousands).........  $6,363    $4,774    $1,964    $1,232      $857
   Number of Shares Outstanding at End of Year (in
     thousands).....................................     634       390       181       136        93

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                   LARGE CAP GROWTH
                                                                      PORTFOLIO
                                                           FOR THE YEARS ENDED DECEMBER 31,
                                                  --------------------------------------------------
                                                   2002       2001       2000       1999       1998
                                                  -------    -------    -------    -------    ------
 PER SHARE OPERATING PERFORMANCE:
   Net Asset Value -- Beginning of Year.........   $16.63     $21.73     $23.59     $14.47    $10.25
                                                  -------    -------    -------    -------    ------
   Income (Loss) from Investment Operations:
     Net Investment Loss........................    (0.12)     (0.13)     (0.20)     (0.12)    (0.02)
     Net Realized and Unrealized Gain (Loss) on
       Investments..............................    (4.32)     (4.97)     (1.61)      9.24      4.24
                                                  -------    -------    -------    -------    ------
   Total from Investment Operations.............    (4.44)     (5.10)     (1.81)      9.12      4.22
                                                  -------    -------    -------    -------    ------
 Distributions to Shareholders:
   From Net Realized Gain.......................       --         --      (0.05)        --        --
                                                  -------    -------    -------    -------    ------
   Net Increase (Decrease) in Net Asset Value...    (4.44)     (5.10)     (1.86)      9.12      4.22
                                                  -------    -------    -------    -------    ------
   Net Asset Value -- End of Year...............   $12.19     $16.63     $21.73     $23.59    $14.47
                                                  =======    =======    =======    =======    ======
 TOTAL INVESTMENT RETURN........................   (26.70)%   (23.47)%    (7.66)%    63.03%    41.17%
 RATIOS TO AVERAGE NET ASSETS:
   Expenses After Reimbursement (Note 2)........     1.49%      1.49%      1.48%      1.49%     1.54%
   Expenses Before Reimbursement (Note 2).......     2.20%      1.99%      1.76%      2.75%     9.11%
   Net Investment Loss After Reimbursement (Note
     2).........................................    (0.82)%    (0.62)%    (1.14)%    (0.99)%   (0.43)%
   Net Investment Loss Before Reimbursement
     (Note 2)...................................    (1.53)%    (1.12)%    (1.43)%    (2.26)%   (8.00)%
 SUPPLEMENTARY DATA:
   Portfolio Turnover Rate......................      115%       124%        54%        75%       80%
   Net Assets at End of Year (in thousands).....  $13,831    $20,835    $44,068    $12,667    $2,402
   Number of Shares Outstanding at End of Year
     (in thousands).............................    1,134      1,253      2,028        537       166

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                      LARGE CAP VALUE
                                                                         PORTFOLIO
                                                              FOR THE YEARS ENDED DECEMBER 31,
                                                       ----------------------------------------------
                                                        2002      2001      2000      1999      1998
                                                       ------    ------    ------    ------    ------
 PER SHARE OPERATING PERFORMANCE:
   Net Asset Value -- Beginning of Year..............   $8.89    $10.34    $10.43    $11.39    $10.11
                                                       ------    ------    ------    ------    ------
   Income (Loss) from Investment Operations:
     Net Investment Income...........................    0.01      0.05      0.12      0.21      0.16
     Net Realized and Unrealized Gain (Loss) on
       Investments...................................   (1.84)    (1.42)    (0.03)     0.27      1.91
                                                       ------    ------    ------    ------    ------
   Total from Investment Operations..................   (1.83)    (1.37)     0.09      0.48      2.07
                                                       ------    ------    ------    ------    ------
 Distributions to Shareholders:
   From Net Investment Income........................   (0.03)    (0.08)    (0.18)    (0.21)    (0.16)
     From Net Realized Gain..........................      --        --        --     (1.23)    (0.63)
                                                       ------    ------    ------    ------    ------
       Total Distributions to Shareholders...........   (0.03)    (0.08)    (0.18)    (1.44)    (0.79)
                                                       ------    ------    ------    ------    ------
   Net Increase (Decrease) in Net Asset Value........   (1.86)    (1.45)    (0.09)    (0.96)     1.28
                                                       ------    ------    ------    ------    ------
   Net Asset Value -- End of Year....................   $7.03     $8.89    $10.34    $10.43    $11.39
                                                       ======    ======    ======    ======    ======
 TOTAL INVESTMENT RETURN.............................  (20.53)%  (13.26)%    0.92%     4.24%    20.48%
 RATIOS TO AVERAGE NET ASSETS:
   Expenses After Reimbursement (Note 2).............    1.40%     1.40%     1.40%     1.40%     1.42%
   Expenses Before Reimbursement (Note 2)............   12.62%     9.87%    10.00%    10.14%    14.34%
   Net Investment Income After Reimbursement (Note
     2)..............................................    0.24%     0.51%     1.42%     2.10%     1.69%
   Net Investment Loss Before Reimbursement (Note
     2)..............................................  (10.98)%   (7.96)%   (7.18)%   (6.63)%  (11.22)%
 SUPPLEMENTARY DATA:
   Portfolio Turnover Rate...........................     343%      271%      175%       90%      256%
   Net Assets at End of Year (in thousands)..........    $854      $958    $1,199      $994      $655
   Number of Shares Outstanding at End of Year (in
     thousands)......................................     122       108       116        95        58

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
December 31, 2002

1. Significant Accounting Policies

     The Navellier Performance Funds (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, (the "Act") as an open-end investment company which offers its shares in a series of no-load non-diversified and diversified portfolios. The Fund's objective is to achieve long-term capital growth. The Fund is authorized to issue an unlimited number of shares of capital stock with no stated par value. The Fund currently consists of seven separate portfolios, each with its own investment objectives and policies: the Aggressive Growth Portfolio, a non-diversified open-end management company portfolio, the Mid Cap Growth Portfolio, a diversified open-end management company portfolio, the Aggressive Micro Cap Portfolio (formerly the Aggressive Small Cap Portfolio), a diversified open-end management company portfolio, the Small Cap Value Portfolio, a diversified open-end management company portfolio, the Large Cap Growth Portfolio, a non-diversified open-end management company portfolio and the Large Cap Value Portfolio, a diversified open-end management company portfolio. Financial statements for the Aggressive Small Cap Equity Portfolio can be found in a separately printed report.

     The Mid Cap Growth Portfolio consists of two shares of classes: Regular Class shares offered since November 26, 1996, and I Class shares offered since December 28, 1999. Income and expenses of the Portfolio are allocated proportionately to the two classes of shares based on daily net assets, except for Rule 12b-1 distribution fees, which are charged only to Regular Class, and other class specific transfer agent fees, which accrue at different rates.

     The following is a summary of significant accounting policies which the Fund follows:

        (a) Listed securities are valued at the last sales price of the New York Stock Exchange and other major exchanges. Over-the-Counter securities are valued at the last sales price. If market quotations are not readily available, the Board of Trustees will value the Fund's securities in good faith. The Trustees will periodically review this method of valuation and recommend changes which may be necessary to assure that the Fund's instruments are valued at fair value. Debt securities with maturities of 60 days or less are valued at amortized cost.

        (b) Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is accrued on a daily basis. Dividend income is recorded on the ex-dividend date. Realized gain and loss from securities transactions are computed on an identified cost basis.

        (c) Dividends from net investment income, if any, are declared and paid annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Net capital gains, if any, are distributed annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on ex-dividend date.

        (d) The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

        (e) Organizational expenses of the Small Cap Value Portfolio, the Large Cap Growth Portfolio, and the Large Cap Value Portfolio totaling $91,800, $91,800, and $91,800, respectively, are being deferred and amortized over 60 months beginning with public offering of shares in the portfolios. Any redemption by an initial investor during the amortization period will be reduced by a pro rata portion of any of the unamortized organization expenses. Such proration is to be calculated by dividing the number of initial shares redeemed by the number of initial shares outstanding at the date of redemption. At December 31, 2002, there were no unamortized organization costs remaining.

        (f) The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------

2. Investment Advisory Fees and Other Transactions with Affiliates

     Investment advisory services are provided by Navellier Management, Inc. (the "Adviser"). Effective May 1, 1998, under an agreement with the Adviser, the Fund pays a fee at the annual rate of 0.84% of the daily net assets of the Aggressive Growth Portfolio, the Mid Cap Growth Portfolio, the Aggressive Micro Cap Portfolio, the Small Cap Value Portfolio and the Large Cap Growth Portfolio, and 0.75% of the daily net assets of the Large Cap Value Portfolio. The Adviser receives an annual fee equal to 0.25% of average daily net assets of the Aggressive Growth, the Aggressive Micro Cap, the Small Cap Value, the Large Cap Growth and the Large Cap Value Portfolios, and 0.10% of the average daily net assets of the Mid Cap Growth Portfolio in connection with the rendering of services under the administrative services agreement and is reimbursed by the Fund for operating expenses incurred on behalf of the Fund. An officer and trustee of the Fund is also an officer and director of the Adviser.

     The Adviser has agreed to limit the total normal expenses of each Portfolio to 1.49% of average annual net assets, except for the Large Cap Value Portfolio, Mid Cap Growth Portfolio -- Regular Class and the Mid Cap Growth Portfolio -- I Class which are limited to 1.40%, 1.34% and 0.99%, respectively. In order to maintain the expense limitation, the Adviser paid certain operating expenses on a net basis of the Aggressive Growth Portfolio, the Mid Cap Growth Portfolio, the Aggressive Micro Cap Portfolio, the Small Cap Value Portfolio, the Large Cap Growth Portfolio and the Large Cap Value Portfolio totaling $108,403, $260,815, $91,806, $102,666, $113,766 and $101,520, respectively.

     Navellier Securities Corp. (the "Distributor") acts as the Fund's Distributor and is registered as a broker-dealer under the Securities and Exchange Act of 1934. The Distributor, which is the principal underwriter of the Fund's shares, renders its services to the Fund pursuant to a distribution agreement. An officer and trustee of the Fund is also an officer and director of the Distributor.

     The Fund pays each of its Trustees not affiliated with the Adviser $12,500 annually. For the year ended December 31, 2002, Trustees' fees and expenses totaled $42,858.

3. Transfer Agent and Custodian

     FBR National Bank & Trust provides transfer agency, dividend disbursing and other shareholder services to the Fund. In addition, FBR National Bank & Trust serves as custodian of the Fund's assets. Fees paid to FBR National Bank & Trust are based upon a fee schedule approved by the Board of Trustees.

4. Distribution Plan

     The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act, whereby it reimburses the Distributor or others in an amount not to exceed 0.25% per annum of the average daily net assets of the Aggressive Growth Portfolio, the Mid Cap Growth Portfolio (Regular Class shares only), the Aggressive Micro Cap Portfolio, the Small Cap Value Portfolio, the Large Cap Growth Portfolio and the Large Cap Value Portfolio, for expenses incurred in the promotion and distribution of shares of the Fund. These expenses include, but are not limited to, the printing of prospectuses, statements of additional information, and reports used for sales purposes, expenses of preparation of sales literature and related expenses (including Distributor personnel), advertisements and other distribution-related expenses, including a prorated portion of the Distributor's overhead expenses attributable to the distribution of shares. Such payments are made monthly. The 12b-1 fee includes, in addition to promotional activities, the amount the Fund may pay to the Distributor or others as a service fee to reimburse such parties for personal services provided to shareholders of the Fund and/or the maintenance of shareholder accounts. Such Rule 12b-1 fees are made pursuant to the Plan and distribution agreements entered into between such service providers and the Distributor or the Fund directly.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------

5. Securities Transactions

     For the year ended December 31, 2002, purchases and sales (including maturities) of securities (excluding short-term securities) were as follows:

                             AGGRESSIVE      MID CAP      AGGRESSIVE     SMALL CAP     LARGE CAP    LARGE CAP
                               GROWTH         GROWTH       MICRO CAP       VALUE        GROWTH        VALUE
                             PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO
                            ------------   ------------   -----------   -----------   -----------   ----------
Purchases.................  $282,243,251   $287,844,244   $19,836,219   $19,127,913   $18,110,547   $2,960,103
                            ============   ============   ===========   ===========   ===========   ==========
Sales.....................  $295,675,425   $279,503,713   $23,882,730   $16,149,398   $21,182,386   $2,933,856
                            ============   ============   ===========   ===========   ===========   ==========

6. Unrealized Appreciation and Depreciation of Investments

     Unrealized appreciation and depreciation as of December 31, 2002, based on the cost for Federal income tax purposes is as follows:

                                                                   AGGRESSIVE      MID CAP      AGGRESSIVE
                                                                     GROWTH         GROWTH      MICRO CAP
                                                                    PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                                   -----------   ------------   ----------
      Gross Unrealized Appreciation..............................  $ 1,616,699   $  9,958,038   $1,133,332
      Gross Unrealized Depreciation..............................   (2,828,147)    (9,583,055)    (584,260)
                                                                   -----------   ------------   ----------
      Net Unrealized Appreciation (Depreciation).................  $(1,211,448)  $    374,983   $  549,072
                                                                   ===========   ============   ==========
      Cost of Investments for Federal Income Tax Purposes........  $46,778,263   $145,312,991   $8,953,461
                                                                   ===========   ============   ==========

                                                                  SMALL CAP      LARGE CAP     LARGE CAP
                                                                    VALUE         GROWTH         VALUE
                                                                  PORTFOLIO      PORTFOLIO     PORTFOLIO
                                                                  ----------    -----------    ---------
      Gross Unrealized Appreciation.............................  $  404,015    $   613,419    $  6,739
      Gross Unrealized Depreciation.............................    (170,783)    (1,494,893)    (28,596)
                                                                  ----------    -----------    --------
      Net Unrealized Appreciation (Depreciation)................  $  233,232    $  (881,474)   $(21,857)
                                                                  ==========    ===========    ========
      Cost of Investments for Federal Income Tax Purposes.......  $6,108,806    $14,796,893    $827,654
                                                                  ==========    ===========    ========

     The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

7. Federal Income Tax

     Permanent differences between tax and financial reporting of net investment income are reclassified. As of December 31, 2002, net investment losses were reclassified to paid-in-capital for Aggressive Growth Portfolio, Mid Cap Growth Portfolio, Aggressive Micro Cap Portfolio, Small Cap Value Portfolio, Large Cap Growth Portfolio and Large Cap Value Portfolio in the amount of $567,495, $1,317,142, $149,510, $8,892, $132,446 and $2,038, respectively. Net assets of the Funds were not affected by these reclassifications.

     At December 31, 2002, for Federal income tax purposes, the following funds had capital loss carryovers which may be applied against future net taxable realized gains of each succeeding year until the earlier of its utilization or its expiration:

                                                                   AGGRESSIVE      MID CAP     AGGRESSIVE
                                                                     GROWTH        GROWTH       MICRO CAP
      EXPIRES DECEMBER 31,                                          PORTFOLIO     PORTFOLIO     PORTFOLIO
      --------------------                                         -----------   -----------   -----------
      2008.......................................................  $        --   $ 8,346,460   $ 1,655,525
      2009.......................................................   11,798,794    61,028,476     9,184,053
      2010.......................................................   11,625,059    29,500,719            --
                                                                   -----------   -----------   -----------
                                                                   $23,423,853   $98,875,655   $10,839,578
                                                                   ===========   ===========   ===========

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------

                                                                    SMALL CAP     LARGE CAP
                                                                      VALUE        GROWTH       LARGE CAP
                                                                    PORTFOLIO     PORTFOLIO       VALUE
      EXPIRES DECEMBER 31,                                                                      PORTFOLIO
      --------------------                                         -----------   -----------   -----------
      2008.......................................................  $        --   $ 1,490,607   $   129,401
      2009.......................................................           --    16,907,142       164,408
      2010.......................................................      794,342     2,330,162       144,528
                                                                   -----------   -----------   -----------
                                                                   $   794,342   $20,727,911   $   438,337
                                                                   ===========   ===========   ===========

     On December 18, 2002, the Small Cap Value Portfolio paid short-term and long-term distributions of $0.272617 and $0.196330 per share, respectively, to shareholders as of record on December 17, 2002. On December 30, 2002, the Small Cap Value Portfolio and the Large Cap Value Portfolio paid ordinary income distributions of $0.008131 and $0.034577, respectively, to shareholders as of record on December 27, 2002.

     The tax character of distributions paid during 2002 was as follows:

                                                              SMALL CAP   LARGE CAP
                                                                VALUE       VALUE
                                                              PORTFOLIO   PORTFOLIO
                                                              ---------   ---------
Distributions paid from:
  Ordinary income...........................................  $  5,140     $4,184
  Short-term capital gains..................................   167,009         --
  Long-term capital gains...................................   120,274         --
                                                              --------     ------
                                                              $292,423     $4,184
                                                              ========     ======

     The tax character of distributions paid during 2001 was as follows:

                                                              SMALL CAP   LARGE CAP
                                                                VALUE       VALUE
                                                              PORTFOLIO   PORTFOLIO
                                                              ---------   ---------
Distributions paid from:
  Ordinary income...........................................   $16,426     $8,810
  Long-term capital gains...................................        --         --
                                                               -------     ------
                                                               $16,426     $8,810
                                                               =======     ======

     As of December 31, 2002, the components of distributable earnings on a tax basis were as follows:

                                                               MID CAP    AGGRESSIVE   SMALL CAP   LARGE CAP
                                                               GROWTH     MICRO CAP      VALUE       VALUE
                                                              PORTFOLIO   PORTFOLIO    PORTFOLIO   PORTFOLIO
                                                              ---------   ----------   ---------   ---------
      Undistributed Ordinary Income.........................  $     --     $     --    $    292    $     39
      Unrealized Appreciation...............................   645,282      549,072     254,691          --
                                                              --------     --------    --------    --------
                                                              $645,282     $549,072    $254,983    $     39
                                                              ========     ========    ========    ========

8. Borrowing Agreement

     The Funds have a short-term borrowing agreement with Custodial Trust Company which may be drawn upon for temporary purposes. At December 31, 2002, there were no outstanding borrowings.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
THE NAVELLIER PERFORMANCE FUNDS
RENO, NEVADA

      We have audited the accompanying statement of assets and liabilities of Navellier Aggressive Growth Portfolio, Navellier Mid Cap Growth Portfolio, Navellier Aggressive Micro Cap Portfolio, Navellier Small Cap Value Portfolio, Navellier Large Cap Growth Portfolio and Navellier Large Cap Value Portfolio, each a series of shares of The Navellier Performance Funds as of December 31, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated thereon. These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as December 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Navellier Aggressive Growth Portfolio, Navellier Mid Cap Growth Portfolio, Navellier Aggressive Micro Cap Portfolio, Navellier Small Cap Value Portfolio, Navellier Large Cap Growth Portfolio and Navellier Large Cap Value Portfolio as of December 31, 2002, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods referred to above, in conformity with accounting principles generally accepted in the United States of America.

/s/ TAIT, WELLER & BAKER

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
February 12, 2003

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
SUPPLEMENTAL INFORMATION
(unaudited)

Information pertaining to the Trustees and Officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request by calling (800) 887-8671.

--------------------------------------------------------------------------------------------------------------------
NAME                                       NO. OF                                                         OTHER
AGE                            TERM OF    FUNDS IN                                                    TRUSTEESHIPS/
ADDRESS                      OFFICE AND   COMPLEX                                                     DIRECTORSHIPS
POSITION WITH TRUST            TENURE     OVERSEEN     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS      BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------
 Louis Navellier*            Trustee and     14      Mr. Navellier is and has been the CEO and        None
 45                          President               President of Navellier & Associates Inc., an
 One East Liberty            since May               investment management company since 1988; CEO
 Third Floor                 10, 1993                and President of Navellier Management, Inc., an
 Reno, NV 89501                                      investment management company since May 10,
 Trustee and President                               1993; CEO and President of Navellier
                                                     International Management, Inc., an investment
                                                     management company, since May 10, 1993; CEO and
                                                     President of Navellier Securities Corp. since
                                                     May 10, 1993; CEO and President of Navellier
                                                     Fund Management, Inc., an investment management
                                                     company, since November 30, 1995; and has been
                                                     editor of MPT Review from August 1987 to the
                                                     present and was publisher and editor of the
                                                     predecessor investment advisory newsletter OTC
                                                     Insight, which he began in 1980 and wrote
                                                     through July 1987.
--------------------------------------------------------------------------------------------------------------------
 Arnold Langsen              Trustee          7      Professor Langsen is currently retired. He was   None
 83                          since 1995              Professor Emeritus of Financial Economics,
 2206 209th Place N.E.                               School of Business, California State University
 Sammamish, WA 98074                                 at Hayward (1973-1992); Visiting Professor,
 Trustee                                             Financial Economics, University of California
                                                     at Berkeley (1984-1987).
--------------------------------------------------------------------------------------------------------------------
 Barry Sander                Trustee         13      Currently retired as of December 1, 1998,        None
 54                          since 1995              formerly he was the President and CEO of Ursa
 1835 Ashland Mine Rd.                               Major Inc., a stencil manufacturing firm and
 Ashland, OR 97520                                   had been for the past nine years.
 Trustee
--------------------------------------------------------------------------------------------------------------------
 Joel Rossman                Trustee         13      Currently retired as of March 15, 1998.          None
 53                          since 1995              Formerly he was President and CEO of Personal
 2921 California                                     Stamp Exchange, Inc., a manufacturer, designer
 San Francisco, CA 94115                             and distributor of rubber stamp products. He
 Trustee                                             had been President and CEO of Personal Stamp
                                                     Exchange for the preceding 10 years.
--------------------------------------------------------------------------------------------------------------------
 Jacques Delacroix           Trustee         13      Professor of Business Administration, Leavy      None
 60                          since 1995              School of Business, Santa Clara University
 519 Chestnut Street                                 (1983- present).
 Santa Cruz, CA 95060
 Trustee
--------------------------------------------------------------------------------------------------------------------
 Arjen Kuyper*               Treasurer       14      Mr. Kuyper is COO of Navellier & Associates,     None
 46                          since 1995              Inc. and has been since September 1, 1998.
 One East Liberty                                    Prior to that he was operations manager for
 Third Floor                                         Navellier & Associates, Inc. since 1992 and
 Reno, NV 89501                                      operations manager for Navellier Management,
 Treasurer                                           Inc. and for Navellier Securities Corp., since
                                                     1993.
--------------------------------------------------------------------------------------------------------------------

*Interested Person

Each Trustee will hold office until the Trust's next special meeting of shareholders and until their successors have been duly elected and qualified or until their earlier resignation or removal.

                 (This page has been left blank intentionally.)

CUSTODIAN & TRANSFER AGENT              NAVELLIER OFFICES
FBR National Bank & Trust               c/o Navellier Securities Corp.
4922 Fairmont Avenue                    One East Liberty, Third Floor
Bethesda, MD 20814                      Reno, Nevada 89501

800-622-1386 E.S.T.                     800-887-8671 P.S.T.